Pyxis Alpha Trend Strategies Fund
Pyxis Alpha Trend Strategies Fund
Investment Objective
To provide shareholders with above average total returns over a complete market cycle primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Alpha Trend Strategies Fund	Class A, Pyxis Alpha Trend Strategies Fund	Class C, Pyxis Alpha Trend Strategies Fund		Class R, Pyxis Alpha Trend Strategies Fund	Class Y, Pyxis Alpha Trend Strategies Fund
Shareholder Fees Column [Text]	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Alpha Trend Strategies Fund		Class A, Pyxis Alpha Trend Strategies Fund	Class C, Pyxis Alpha Trend Strategies Fund	Class R, Pyxis Alpha Trend Strategies Fund	Class Y, Pyxis Alpha Trend Strategies Fund
Operating Expenses Column [Text]		Class A	Class C	Class R	Class Y
Management Fees		2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees		0.35%	1.00%	0.50%	none
Other Expenses	[1]	0.64%	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		3.05%	3.70%	3.20%	2.70%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Alpha Trend Strategies Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Pyxis Alpha Trend Strategies Fund	Class A	865	1,463
Class C, Pyxis Alpha Trend Strategies Fund	Class C: if you sold all your shares at the end of the period	472	1,132	Class C: if you did not sell your shares	372	1,132
Class R, Pyxis Alpha Trend Strategies Fund	Class R	323	986
Class Y, Pyxis Alpha Trend Strategies Fund	Class Y	273	838

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating assets among proprietary technically-based trend following strategies. The Fund takes long and short positions in broad index based securities (primarily domestically-listed foreign equity exchange-traded funds (“ETFs”)) based on long and intermediate term trends. The Fund also employs short term counter trend strategies that seek to hedge the trend following strategy and mitigate risk, while seeking to profit from short term market volatility. The strategies are intended to have low correlation with market benchmarks and with each other.

Anchor Capital Management Group, Inc. (“Anchor”), sub-adviser of the Fund, will allocate Fund assets among strategies that it believes offer the potential for attractive investment returns individually and that are expected to blend within the Fund’s portfolio so that it will have lower correlation and lower volatility relative to the market. In seeking to take advantage of increases or declines in the price of equity securities or indexes, the Fund may use stock baskets (groups of stocks that may be purchased through a single transaction) and exchange-traded notes (“ETNs”). In executing its counter trend strategy, the Fund may rotate investment positions among securities typically correlated to specific countries or regions. Security selection is determined through Anchor’s mathematical and statistical models; however, Anchor may alter such selection based on its assessment of current market conditions and other factors.

As part of its investment strategies, Anchor actively employs the use of cash and cash equivalents in an attempt to sidestep market declines and lower overall portfolio volatility. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when Anchor determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs)), in securities of issuers of any market capitalization. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging countries. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Management Risk is the risk that the Adviser or Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Model Risk is the risk that the models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance
The Fund commenced investment operations on October 31, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Alternative Income Fund
Pyxis Alternative Income Fund
Investment Objective
To provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Alternative Income Fund	Class A, Pyxis Alternative Income Fund	Class C, Pyxis Alternative Income Fund		Class R, Pyxis Alternative Income Fund	Class Y, Pyxis Alternative Income Fund
Shareholder Fees Column [Text]	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Alternative Income Fund		Class A, Pyxis Alternative Income Fund	Class C, Pyxis Alternative Income Fund	Class R, Pyxis Alternative Income Fund	Class Y, Pyxis Alternative Income Fund
Operating Expenses Column [Text]		Class A	Class C	Class R	Class Y
Management Fees		2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees		0.35%	1.00%	0.50%	none
Other Expenses	[1]	0.64%	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		3.05%	3.70%	3.20%	2.70%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Alternative Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Pyxis Alternative Income Fund	Class A	865	1,463
Class C, Pyxis Alternative Income Fund	Class C: if you sold all your shares at the end of the period	472	1,132	Class C: if you did not sell your shares	372	1,132
Class R, Pyxis Alternative Income Fund	Class R	323	986
Class Y, Pyxis Alternative Income Fund	Class Y	273	838

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Such securities primarily will include domestically-listed exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds with high yield corporate bond exposure in any industry or sector. Security selection is determined through Anchor Capital Management Group, Inc.’s (“Anchor” or the “Sub-Adviser”) mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.

The Sub-Adviser also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility, and the Fund may make investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when the Sub-Adviser determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs, ETNs, and mutual funds)), in securities of issuers of any credit quality. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Management Risk is the risk that the Adviser or Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index.

Model Risk is the risk that the models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance
The Fund commenced investment operations on January 12, 2012; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Energy and Materials Fund
Pyxis Energy and Materials Fund
Investment Objective
To maximize total return, consistent with income generation and preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Energy and Materials Fund	Class A, Pyxis Energy and Materials Fund	Class C, Pyxis Energy and Materials Fund		Class R, Pyxis Energy and Materials Fund	Class Y, Pyxis Energy and Materials Fund
Shareholder Fees Column [Text]	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Energy and Materials Fund		Class A, Pyxis Energy and Materials Fund	Class C, Pyxis Energy and Materials Fund	Class R, Pyxis Energy and Materials Fund	Class Y, Pyxis Energy and Materials Fund
Operating Expenses Column [Text]		Class A	Class C	Class R	Class Y
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.35%	1.00%	0.50%	none
Other Expenses	[1]	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		2.25%	2.90%	2.40%	1.90%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Energy and Materials Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Pyxis Energy and Materials Fund	Class A	789	1,237
Class C, Pyxis Energy and Materials Fund	Class C: if you sold all your shares at the end of the period	393	897	Class C: if you did not sell your shares	293	897
Class R, Pyxis Energy and Materials Fund	Class R	243	748
Class Y, Pyxis Energy and Materials Fund	Class Y	192	596

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its objective by investing directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles, such as exchange-traded funds and master limited partnerships) at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilities used for or in connection with oil, gas or power (including natural gas, coal, hydro-power, nuclear power and alternative fuels such as wind, solar and biofuels) (“Energy Companies”) or companies principally engaged in the discovery, development and processing of raw materials (including basic materials, such as metals, minerals and chemicals, which are used as inputs to manufacture other intermediate and finished products) (“Material Companies”). The Fund considers a company “principally engaged” in the Energy or Materials industry if (i) it derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in the Energy or Materials industry, or (ii) at least 50% of its assets are devoted to such activities. The Fund generally will take long and short positions in securities of Energy or Material Companies and will vary the Fund’s long-short exposure over time based on its assessment of market conditions and other factors.

The Fund intends to invest primarily in common stocks, senior loans, preferred stocks, warrants, convertible securities, subordinated debt securities and other securities issued by Energy and Material Companies. The Fund also may invest up to (but not including) 25% of the value of its total assets in securities of master limited partnerships (or “MLPs”) in the Energy industry. MLPs typically are engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.

In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-Energy or Material Companies. The Fund may invest without limitation in Exchange Traded Funds (“ETFs”) and may invest up to 20% of the value of its total assets in ETFs issued by non-Energy or Material Companies. The Fund’s investments in ETFs and other types of pooled investment vehicles which invest in Energy Companies are intended to provide substantially similar economic exposure to direct investments in these companies. The Fund may invest in securities of issuers of any market capitalization. The Fund may invest in securities of any credit quality.

The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, which may include, without limitation, emerging market issuers. Such securities may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units (such as the Euro).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options and foreign currency transactions (e.g., foreign currency swaps, futures, and forwards), as tools in the management of portfolio assets. The Fund may also use such derivatives to hedge various investments for risk management and for speculative purposes.

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. However, the Fund has no present intention to use borrowing for investment purposes.

The Fund’s investment strategy utilizes the analytical models of Highland Capital Management, L.P. (“HCM”), sub-adviser of the Fund, to evaluate long and short securities of Energy and Material Companies of varying market capitalizations and seeks to identify those securities HCM believes have the greatest potential for total return. HCM also seeks to take advantage of temporary market inefficiencies in order to boost the overall performance of the Fund.

Long Positions. In selecting investments for long positions of the Fund, HCM focuses on issuers that it believes: (i) have strong cash flow and pay regular dividends; (ii) have potential for long-term earnings per share growth; (iii) may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business; (iv) are well-managed; (v) will benefit from favorable demand and supply dynamics for its products and services; (vi) are best in class, e.g., lowest cost producer; and (vii) are underappreciated by market analysts. HCM will typically focus on companies that are exhibiting one or more of these indicators. Technical analysis may also be used to help in the decision making process.

Short Sales. HCM may sell short securities of a company that it believes: (i) is overvalued relative to normalized business and industry fundamentals or to the expected growth that HCM believes the company will achieve; (ii) has a weak competitive position relative to peers; (iii) engages in questionable accounting practices; (iv) shows declining cash flow and/or liquidity; (v) has earnings estimates which HCM believes are too high; (vi) has weak competitive barriers to entry; (vii) suffers from deteriorating industry and/or business fundamentals; (viii) has a weak management team; (ix) will see multiple contraction; (x) is not adapting to changes in technological, regulatory or competitive environments; or (xi) provides a hedge against the Fund’s long exposure, such as a broad based market ETF. Technical analysis may be used to help in the decision making process. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” could result in unlimited loss.

Investment Identification. HCM generates investment ideas from a variety of different sources. These include, but are not limited to, screening software that analyzes both fundamental and technical factors, industry contacts, consultants, company press releases, company conference calls, conversations with company management teams, buy-side contacts, sell-side contacts, brokers, third-party research, independent research of financial and corporate information, third-party research databases, and news services. HCM will make investment decisions based on its analysis of the security’s value, and will also take into account its view of macroeconomic conditions and industry trends. HCM will make investments without regard to a company’s level of capitalization or the tax consequences of the investment (short or long term capital gains).

Portfolio Evaluation. Once an investment opportunity is determined to be attractive as a stand-alone investment, HCM will evaluate the effect of adding that investment to the Fund’s portfolio. In doing so, HCM may seek to minimize the market-related portfolio volatility as well as the risk of a capital loss by hedging such risks primarily through the use of options and other derivatives.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) but it will adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which generally are less stringent than those under the 1940 Act. The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Industry Concentration Risk is the risk that the Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in Energy and Material Companies, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries. The Energy and Materials industries may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of companies in energy-related industries are also affected by supply and demand both for their specific product or service and for energy products in general.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Leverage may increase the risk of loss, cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the net asset value (“NAV”) of the Fund generally to decline faster than it would otherwise.

Debt Securities Risk is the risk that the issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. The Fund’s investments in high yield debt securities generally subject the Fund to greater risk than investments in securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Senior Loans Risk is the risk that the issuer or a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities, although senior loans are typically senior and secured in contrast to below investment grade securities, which are often subordinated and unsecured. Senior loans’ higher standing in an issuer’s capital structure has historically resulted in generally higher recoveries than other below investment grade securities in the event of a corporate reorganization or other restructuring. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although, because their interest rates are adjusted for changes in short-term interest rates, senior loans generally have less interest rate risk than other high yield investments, which typically pay fixed rates of interest. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that fluctuation in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Fund.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Fixed Income Securities Risk is the risk that fixed income securities will decline in value because of changes in interest rates. The value of fixed income securities typically changes as interest rates fluctuate. During periods of rising interest rates, fixed income securities generally decline in value. Conversely, during periods of falling interest rates, fixed income securities generally rise in value. This kind of market risk is generally greater for a fund investing in fixed income securities with longer durations.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

MLP Risk is the risk holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP. The Fund may invest in MLP units. An investment in MLP units involves some risks which differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of our investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by us generally would be taxed as dividend income. As a result, there could be a material reduction in our cash flow from MLP unit investments.

• MLP Common Units. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment toward MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (generally measured in terms of distributable cash flow). Prices of common units of individual MLPs also can be affected by fundamentals unique to the partnership, including earnings power and coverage ratios.

• MLP I-Shares. MLP I-Shares represent an ownership interest issued by an MLP affiliate, typically an LLC, which owns an interest in and manages the MLP. MLP I-Shares may be subject to liquidity risk because of their potentially relatively smaller size. I-Shares may trade at a discount to their related MLP units, despite having an economic value equivalent to an MLP unit and an equal claim on the cash flows underlying the investment.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in MLPs and ETFs that invest in commodities or commodity-related derivatives, is limited by the Fund’s intention to qualify as a RIC under the Code, and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Illiquid and Restricted Securities Risk is the risk that the Adviser or Sub-Adviser, as applicable, may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Legislation Risk is the risk that to the extent that state, federal or international regulators impose additional requirements or restrictions with respect to Energy and Materials Companies, the availability of such investments may be adversely affected.

Management Risk is the risk that the Adviser or Sub-Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Market Disruption Risk is the risk of unusual and extreme volatility in the equity and debt markets and in the prices of individual investments resulting from a period of acute stress recently experienced by domestic and international markets starting in the real estate and financial sectors and then moving to other sectors of the world economy. These market conditions could add to the risk of short-term volatility of the Fund.

Non-Payment Risk is the risk of non-payment of scheduled interest and/or principal with respect to debt securities. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Prepayment Risk is the risk that part or all of the principal of a debt security will be paid prior to the scheduled maturity. Pursuant to the relevant debt agreement, a borrower may be required, and may have the option at any time, to prepay the principal amount of a debt security, in some instances without incurring a prepayment penalty. In the event that like-yielding debt is not available in the marketplace, the prepayment of and subsequent reinvestment by the Fund in high yield debt could have a materially adverse affect on the yield of the Fund’s investment portfolio. Prepayments may have a beneficial impact on income due to receipt of prepayment penalties, if any, and any facility fees earned in connection with reinvestment.

Risk of Restrictions on Resale is the risk that the Fund’s investments may be subject to restrictions on the type of sale allowed or may otherwise not be readily marketable. Senior loans may not be readily marketable and may be subject to restrictions on resale. As a result, the ability of the Fund to dispose of its investments in a timely fashion and at an advantageous price may be restricted.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Limited Information Risk is the risk associated with investing in funds for which there is limited historical and financial information available. The types of senior loans in which the Fund will invest historically have not been rated by a nationally recognized statistical rating organization (“NRSRO”), have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to the lenders in connection with senior loans, the amount of public information available with respect to senior loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of HCM than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance
The Fund commenced investment operations on December 1, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Trend Following Fund
Pyxis Trend Following Fund
Investment Objective
To provide long-term capital appreciation consistent with capital preservation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Trend Following Fund	Class A, Pyxis Trend Following Fund	Class C, Pyxis Trend Following Fund		Class R, Pyxis Trend Following Fund	Class Y, Pyxis Trend Following Fund
Shareholder Fees Column [Text]	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Trend Following Fund		Class A, Pyxis Trend Following Fund	Class C, Pyxis Trend Following Fund	Class R, Pyxis Trend Following Fund	Class Y, Pyxis Trend Following Fund
Operating Expenses Column [Text]		Class A	Class C	Class R	Class Y
Management Fees		2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees		0.35%	1.00%	0.50%	none
Other Expenses	[1]	0.33%	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses		0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		3.06%	3.71%	3.21%	2.71%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Trend Following Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Trend Following Fund	Class A	866	1,466	2,089	3,755
Class C, Pyxis Trend Following Fund	Class C: if you sold all your shares at the end of the period	473	1,135	1,916	3,958	Class C: if you did not sell your shares	373	1,135	1,916	3,958
Class R, Pyxis Trend Following Fund	Class R	324	989	1,678	3,512
Class Y, Pyxis Trend Following Fund	Class Y	274	841	1,435	3,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the period February 1, 2011 through September 30, 2011, the Fund had a portfolio turnover rate of 256% (not annualized) of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund is managed based on signals generated by a proprietary model maintained by the Fund’s sub-adviser (the “Model”). The Model is “technically weighted,” which means that it assigns a greater or lesser importance to asset classes based on signals derived from their price trends. For example, an individual asset class (such as stocks, bonds or commodities) may be assigned a heavier weighting in the portfolio based on its price being above its moving average or a lesser weighting if its price is below its moving average. The net effect being that the investment model “switches smartly” in and out of broad asset classes based on their trends, providing investors an active asset allocation fund.

These proprietary, top-down strategies are intended to profit from market trends in both directions, with little regard for the prospects of individual equity or debt securities. Specifically, the portfolio manager will seek to take long positions (i.e., buy securities) during upward trends in certain securities prices and conversely sell and/or take short positions during downward trends in the price of such securities. The portfolio manager seeks to lower overall Fund volatility through diversification of asset classes, as well as the use of cash. Additionally, the portfolio manager’s trend-following methods seek to provide returns which are un-correlated to traditional managers and investment “styles,” such as growth and value.

The Fund primarily invests in exchange traded funds (“ETFs”) which represent these broad asset classes as opposed to securities representing the debt or equity of individual companies. These ETFs invest primarily in (1) U.S. and foreign equity securities; (2) U.S. Government fixed income securities; (3) commodities; and (4) the U.S. dollar. ETFs are investment companies that seek to track the performance of securities indices or baskets of securities. The Fund’s portfolio may include ETFs that invest in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America. The Fund may invest up to 100% net long and 50% net short in international ETFs. The Fund also may invest in exchange traded notes (“ETNs”), in much the same manner in which it invests in ETFs. The Fund may also invest directly in the securities which comprise the ETFs and ETNs discussed above, such as individual equities and government obligations, but excluding physical commodities. The Fund’s investments in U.S. fixed income markets may include other investment companies, such as closed-end funds and other open-end mutual funds (together with ETFs, “Underlying Funds”).

The Fund may employ both leveraged investment techniques as well as short positions, which allows the Fund a market exposure which can range from 150% net long (i.e., the Fund has more long (purchased) positions than short (borrowed) positions) to 50% net short (i.e., the Fund has more short (borrowed) positions than long (purchased) positions). Such extremes however, will be uncommon. The Fund may take a “short position” where the portfolio manager believes that the price of a security or value of an index will decline. The Fund may “short” a particular security by borrowing the security and selling it with the intent of later purchasing the security at a lower price. The Fund may also gain short exposure to an index by buying an ETF that has an inverse exposure to the index. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

In general, under normal market conditions, the portfolio manager makes investment decisions based on signals generated by the Model. Following the Model, the portfolio manager will generally buy investments during upward trends in the price of securities and sell investments or take short positions during downward trends in the price of securities. The portfolio manager also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility. During adverse market, economic or political conditions, as defined by the portfolio manager, the portfolio manager may deviate from the Model, including investing up to 100% of the portfolio in cash, cash equivalents, short-term debt securities and/or money market instruments, moving from a long exposure to a short exposure or from a short exposure to a long exposure in the various asset classes, when they feel doing so will help the Fund achieve its objectives of long-term capital appreciation or capital preservation. The sub-adviser may also adjust the Model from time-to-time to change the component constituents of the Model or in an attempt to improve the Model’s ability to implement a trend-following strategy. The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objectives, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in MLPs and ETFs that invest in commodities or commodity-related derivatives, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly through investments in underlying funds may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on Fund shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Mid-Cap Company Risk is the risk of investing either directly or indirectly through investments in Underlying Funds in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Model Risk is the risk that the Model used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the Model or, under certain adverse conditions, to deviate from the Model employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the Model.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk is the risk that the value of securities owned by the Fund either directly or indirectly through investments in underlying funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in underlying funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Underlying Funds Risk is the risk that ETFs, mutual funds and closed-end funds in which the Fund may invest are subject to investment advisory and other expenses, which will be paid indirectly by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the Incline Capital Trend Following Fund (the “Predecessor Fund”) in exchange for Class A Shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following information was derived from the performance records of the Predecessor Fund through September 23, 2011. The Fund has substantially similar objectives, strategies and policies as the Predecessor Fund, which was advised by the Fund’s sub-adviser.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year since the Predecessor Fund’s inception and by showing how the average annual returns for the Fund’s Class A Shares compared to those of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Class C, Class R and Class Y Shares of the Predecessor Fund were not offered, and Class C, Class R and Class Y Shares were not sold, prior to the date of this Prospectus. The returns of Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds———Performance or by calling 1-877-665-1287.

Calendar Year Total Return
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 8.23% for the quarter ended December 31, 2010 and the lowest calendar quarter total return was -8.26% for the quarter ended December 31, 2011. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -13.55%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Trend Following Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	inception Date
Returns Before Taxes Class A, Pyxis Trend Following Fund	Class A	Returns Before Taxes			(18.51%)	(3.20%)	Mar 31, 2009
Return After Taxes on Distributions Class A, Pyxis Trend Following Fund	Class A	Return After Taxes on Distributions			(18.70%)	(3.33%)	Mar 31, 2009
Return After Taxes on Distributions and Redemptions Class A, Pyxis Trend Following Fund	Class A	Return After Taxes on Distributions and Redemptions			(11.80%)	(2.73%)	Mar 31, 2009
BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index		BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index	[1]	(reflects no deduction for fees, expenses or taxes)	0.27%	0.45%	Mar 31, 2009
[1]	The BofA Merrill Lynch US Dollar LIBOR Month Constant Maturity Index tracks the interest rate offered by a specific group of London banks for U.S. dollar deposits with a three-month maturity.

After-tax returns in the table above are shown for Class A Shares only and will differ for Class C, Class R and Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis U.S. Equity Fund
Pyxis U.S. Equity Fund
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis U.S. Equity Fund	Class A, Pyxis U.S. Equity Fund	Class B, Pyxis U.S. Equity Fund	Class C, Pyxis U.S. Equity Fund		Class R, Pyxis U.S. Equity Fund	Class Y, Pyxis U.S. Equity Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis U.S. Equity Fund		Class A, Pyxis U.S. Equity Fund	Class B, Pyxis U.S. Equity Fund	Class C, Pyxis U.S. Equity Fund	Class R, Pyxis U.S. Equity Fund	Class Y, Pyxis U.S. Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.86%	1.61%	1.61%	1.11%	0.61%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis U.S. Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis U.S. Equity Fund	Class A	658	834	1,024	1,575
Class B, Pyxis U.S. Equity Fund	Class B: if you sold all your shares at the end of the period	564	708	876	1,526	Class B: if you did not sell your shares	164	508	876	1,526
Class C, Pyxis U.S. Equity Fund	Class C: if you sold all your shares at the end of the period	264	508	876	1,911	Class C: if you did not sell your shares	164	508	876	1,911
Class R, Pyxis U.S. Equity Fund	Class R	113	353	612	1,352
Class Y, Pyxis U.S. Equity Fund	Class Y	62	195	340	762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) with characteristics such as:

• low valuations in relation to their peers, the market, their historical valuation or their growth rate

• financial strength (favorable debt ratios and other financial characteristics)

• high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877- 665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 18.83% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was (23.71)% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was (2.95)%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis U.S. Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis U.S. Equity Fund	Class A	Return Before Taxes		(8.52%)	(1.66%)	1.54%	7.25%	Feb 22, 1993
Return Before Taxes Class B, Pyxis U.S. Equity Fund	Class B	Return Before Taxes		(7.52%)	(1.24%)	1.69%	7.07%	Dec 22, 1993
Return Before Taxes Class C, Pyxis U.S. Equity Fund	Class C	Return Before Taxes		(4.57%)	(1.23%)	1.41%	1.14%	Sep 30, 1999
Return Before Taxes Class R, Pyxis U.S. Equity Fund	Class R	Return Before Taxes		(2.89%)			(0.80%)	Jan 29, 2008
Return Before Taxes Class Y, Pyxis U.S. Equity Fund	Class Y	Return Before Taxes		(2.13%)	(0.13%)	2.46%	7.63%	Nov 29, 1993
Return After Taxes on Distributions Class A, Pyxis U.S. Equity Fund	Class A	Return After Taxes on Distributions		(8.67%)	(2.15%)	0.97%	6.12%	Feb 22, 1993
Return After Taxes on Distributions and Redemptions Class A, Pyxis U.S. Equity Fund	Class A	Return After Taxes on Distributions and Redemptions		(5.36%)	(1.41%)	1.29%	6.05%	Feb 22, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%	7.76%	Feb 28, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Core America Equity Fund
Pyxis Core America Equity Fund (formerly “Pyxis Core Value Equity Fund”)
Investment Objective
Long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Core America Equity Fund	Class A, Pyxis Core America Equity Fund	Class B, Pyxis Core America Equity Fund	Class C, Pyxis Core America Equity Fund		Class R, Pyxis Core America Equity Fund	Class Y, Pyxis Core America Equity Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Core America Equity Fund		Class A, Pyxis Core America Equity Fund	Class B, Pyxis Core America Equity Fund	Class C, Pyxis Core America Equity Fund	Class R, Pyxis Core America Equity Fund	Class Y, Pyxis Core America Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses		1.14%	1.89%	1.89%	1.39%	0.89%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Core America Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Core America Equity Fund	Class A	685	916	1,167	1,881
Class B, Pyxis Core America Equity Fund	Class B: if you sold all your shares at the end of the period	592	794	1,021	1,837	Class B: if you did not sell your shares	192	594	1,021	1,837
Class C, Pyxis Core America Equity Fund	Class C :if you sold all your shares at the end of the period	292	594	1,021	2,212	Class C: if you did not sell your shares	192	594	1,021	2,212
Class R, Pyxis Core America Equity Fund	Class R	142	440	761	1,669
Class Y, Pyxis Core America Equity Fund	Class Y	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in domestic equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

• low valuations in relation to their peers and the overall market

• the potential for long-term earnings growth

• above-average free cash flow yields

• high quality management focused on generating shareholder value

• financial strength (favorable debt ratios and other financial characteristics)

• attractive upside potential and limited downside risk

• a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 16.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -21.47% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -1.45%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Core America Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Core America Equity Fund	Class A	Return Before Taxes		(7.07%)	(1.06%)	2.51%	7.26%	Sep 8, 1993
Return Before Taxes Class B, Pyxis Core America Equity Fund	Class B	Return Before Taxes		(6.07%)	(0.60%)	2.48%	7.29%	Sep 8, 1993
Return Before Taxes Class C, Pyxis Core America Equity Fund	Class C	Return Before Taxes		(3.12%)	(0.61%)	2.35%	1.87%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Core America Equity Fund	Class R	Return Before Taxes		(1.41%)			(0.42%)	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Core America Equity Fund	Class Y	Return Before Taxes		(1.21%)	0.46%	3.46%	4.69%	Jan 5, 1998
Return After Taxes on Distributions Class A, Pyxis Core America Equity Fund	Class A	Return After Taxes on Distributions		(7.22%)	(1.76%)	1.77%	5.81%	Sep 8, 1993
Return After Taxes on Distributions and Redemptions Class A, Pyxis Core America Equity Fund	Class A	Return After Taxes on Distributions and Redemptions		(4.41%)	(0.89%)	2.11%	5.84%	Sep 8, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%	7.64%	Aug 31, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For Example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Dividend Equity Fund
Pyxis Dividend Equity Fund
Investment Objective
To provide above average dividend yields with the potential for long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Dividend Equity Fund	Class A, Pyxis Dividend Equity Fund	Class C, Pyxis Dividend Equity Fund		Class R, Pyxis Dividend Equity Fund	Class Y, Pyxis Dividend Equity Fund
Shareholder Fees Column [Text]	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Dividend Equity Fund		Class A, Pyxis Dividend Equity Fund	Class C, Pyxis Dividend Equity Fund	Class R, Pyxis Dividend Equity Fund	Class Y, Pyxis Dividend Equity Fund
Operating Expenses Column [Text]		Class A	Class C	Class R	Class Y
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.35%	1.00%	0.50%	none
Other Expenses	[1]	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses		2.39%	3.04%	2.54%	2.04%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Dividend Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Pyxis Dividend Equity Fund	Class A	803	1,278
Class C, Pyxis Dividend Equity Fund	Class C: if you sold all your shares at the end of the period	407	939	Class C: if you did not sell your shares	307	939
Class R, Pyxis Dividend Equity Fund	Class R	257	791
Class Y, Pyxis Dividend Equity Fund	Class Y	207	640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal market conditions by investing, directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles), at least 80% of its net assets, plus any borrowings for investment purposes, in equity investments that pay or expect to pay dividends. The term “equity investments” refers to direct and indirect investments in common stocks, preferred stocks and convertible securities. The Fund may invest without limitation in equity investments tied economically to any country in the world, including emerging countries.

In addition to dividend-paying equity investments, the Fund may invest up to 20% of its assets, plus any borrowings for investment purposes, in a variety of other instruments including fixed income securities (including “junk bonds”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and warrants. The Fund may use derivatives, primarily swaps, options and futures, to an unlimited extent to hedge various investments for risk management and for speculative purposes. The Fund’s investments in derivatives and other types of pooled investment vehicles that invest in equity investments that pay or expect to pay dividends are intended to provide substantially similar economic exposure to direct investments in such dividend-paying equity investments.

The Fund seeks to invest in high-quality, income generating stocks that offer attractive valuations with below-market risk profiles. The Fund may invest in securities of any market capitalization.

In selecting investments for the Fund, Brookmont Capital Management, LLC (“Brookmont”), sub-adviser of the Fund, reviews macroeconomic data to determine the allocation of investments among various economic sectors. Brookmont seeks to avoid making large sector bets or focusing on individual issuers. Instead, investments are made in securities in all ten economic sectors defined by the S&P 500 Index. Once the sector allocations are determined, Brookmont reviews the investment universe and selects investments based on factors such as dividend yield, the issuer’s debt level, projected cash flow, history of dividend increases, and earnings potential.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Dividend-Paying Stock Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. Additionally, a fund pursuing a dividend-oriented investment strategy may at times underperform other funds that invest more broadly or that have different investment styles.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy. The value of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Funds foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than high rated securities. High Yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Management Risk is the risk that the Adviser or Brookmont may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance
The Fund commenced investment operations on November 14, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Premier Growth Equity Fund
Pyxis Premier Growth Equity Fund
Investment Objective
Long-term growth of capital and future income rather than current income.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Premier Growth Equity Fund	Class A, Pyxis Premier Growth Equity Fund	Class B, Pyxis Premier Growth Equity Fund	Class C, Pyxis Premier Growth Equity Fund		Class R, Pyxis Premier Growth Equity Fund	Class Y, Pyxis Premier Growth Equity Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Premier Growth Equity Fund		Class A, Pyxis Premier Growth Equity Fund	Class B, Pyxis Premier Growth Equity Fund	Class C, Pyxis Premier Growth Equity Fund	Class R, Pyxis Premier Growth Equity Fund	Class Y, Pyxis Premier Growth Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.86%	1.36%	0.86%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Premier Growth Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Premier Growth Equity Fund	Class A	682	908	1,151	1,849
Class B, Pyxis Premier Growth Equity Fund	Class B: if you sold all your shares at the end of the period	589	785	1,006	1,804	Class B: if you did not sell your shares	189	585	1,006	1,804
Class C, Pyxis Premier Growth Equity Fund	Class C: if you sold all your shares at the end of the period	289	585	1,006	2,180	Class C: if you did not sell your shares	189	585	1,006	2,180
Class R, Pyxis Premier Growth Equity Fund	Class R	138	431	745	1,635
Class Y, Pyxis Premier Growth Equity Fund	Class Y	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future, based on factors such as the potential to increase income or free cash flow. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

• above-average annual growth rates

• financial strength (favorable debt ratios and other financial characteristics)

• leadership in their respective industries

• high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 20.15% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -27.30% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 0.05%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Premier Growth Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Premier Growth Equity Fund	Class A	Return Before Taxes		(5.69%)	(0.59%)	1.42%	5.67%	Dec 31, 1996
Return Before Taxes Class B, Pyxis Premier Growth Equity Fund	Class B	Return Before Taxes		(4.67%)	(0.15%)	1.57%	5.77%	Dec 31, 1996
Return Before Taxes Class C, Pyxis Premier Growth Equity Fund	Class C	Return Before Taxes		(1.69%)	(0.15%)	1.26%	1.16%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Premier Growth Equity Fund	Class R	Return Before Taxes		(0.19%)			1.08%	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Premier Growth Equity Fund	Class Y	Return Before Taxes		0.28%	0.84%	2.27%	6.35%	Dec 31, 1996
Return After Taxes on Distributions Class A, Pyxis Premier Growth Equity Fund	Class A	Return After Taxes on Distributions		(5.69%)	(1.14%)	0.89%	5.03%	Dec 31, 1996
Return After Taxes on Distributions and Redemptions Class A, Pyxis Premier Growth Equity Fund	Class A	Return After Taxes on Distributions and Redemptions		(3.70%)	(0.58%)	1.17%	4.89%	Dec 31, 1996
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%	5.45%	Dec 31, 1996
Russell 1000 Growth Index		Russell 1000 Growth Index	(reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%	4.45%	Dec 31, 1996

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Small-Cap Equity Fund
Pyxis Small-Cap Equity Fund
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Small-Cap Equity Fund	Class A, Pyxis Small-Cap Equity Fund	Class B, Pyxis Small-Cap Equity Fund	Class C, Pyxis Small-Cap Equity Fund		Class R, Pyxis Small-Cap Equity Fund	Class Y, Pyxis Small-Cap Equity Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Small-Cap Equity Fund		Class A, Pyxis Small-Cap Equity Fund	Class B, Pyxis Small-Cap Equity Fund	Class C, Pyxis Small-Cap Equity Fund	Class R, Pyxis Small-Cap Equity Fund	Class Y, Pyxis Small-Cap Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.93%	2.68%	2.68%	2.18%	1.68%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Small-Cap Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Small-Cap Equity Fund	Class A	760	1,146	1,557	2,699
Class B, Pyxis Small-Cap Equity Fund	Class B: if you sold all your shares at the end of the period	671	1,032	1,420	2,666	Class B: if you did not sell your shares	271	832	1,420	2,666
Class C, Pyxis Small-Cap Equity Fund	Class C: if you sold all your shares at the end of the period	371	832	1,420	3,012	Class C: if you did not sell your shares	271	832	1,420	3,012
Class R, Pyxis Small-Cap Equity Fund	Class R	221	682	1,169	2,513
Class Y, Pyxis Small-Cap Equity Fund	Class Y	171	530	913	1,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, of small-cap companies.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (“Russell 2000 Index”) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of May 31, 2011, the market capitalization of companies in the Russell 2000 Index ranged from $130 million to $2.97 billion.* The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

• high quality management focused on generating shareholder value

• attractive products or services

• appropriate capital structure

• strong competitive positions in their industries

* The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in index futures, options on index futures and index options to gain exposure to certain types of securities as a substitute to investing directly in such securities. The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that Pyxis Capital, L.P., the Fund’s investment adviser, may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 21.25% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -27.95% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 2.93%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Small-Cap Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Small-Cap Equity Fund	Class A	Return Before Taxes		(3.02%)	0.33%	4.41%	8.34%	Sep 30, 1998
Return Before Taxes Class B, Pyxis Small-Cap Equity Fund	Class B	Return Before Taxes		(1.84%)	0.79%	4.56%	8.46%	Sep 30, 1998
Return Before Taxes Class C, Pyxis Small-Cap Equity Fund	Class C	Return Before Taxes		1.18%	0.76%	4.24%	6.99%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Small-Cap Equity Fund	Class R	Return Before Taxes		2.87%			3.09%	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Small-Cap Equity Fund	Class Y	Return Before Taxes		3.15%	1.82%	5.31%	9.11%	Sep 30, 1998
Return After Taxes on Distributions Class A, Pyxis Small-Cap Equity Fund	Class A	Return After Taxes on Distributions		(3.02%)	(0.67%)	3.25%	6.51%	Sep 30, 1998
Return After Taxes on Distributions and Redemptions Class A, Pyxis Small-Cap Equity Fund	Class A	Return After Taxes on Distributions and Redemptions		(1.96%)	0.07%	3.49%	6.49%	Sep 30, 1998
Russell 2000 Index		Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	6.90%	Sep 30, 1998

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Global Equity Fund
Pyxis Global Equity Fund
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Global Equity Fund	Class A, Pyxis Global Equity Fund	Class B, Pyxis Global Equity Fund	Class C, Pyxis Global Equity Fund		Class R, Pyxis Global Equity Fund	Class Y, Pyxis Global Equity Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%		2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%		2.00%	2.00%
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Global Equity Fund		Class A, Pyxis Global Equity Fund	Class B, Pyxis Global Equity Fund	Class C, Pyxis Global Equity Fund	Class R, Pyxis Global Equity Fund	Class Y, Pyxis Global Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.73%	2.48%	2.48%	1.98%	1.48%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Global Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Global Equity Fund	Class A	741	1,089	1,460	2,499
Class B, Pyxis Global Equity Fund	Class B: if you sold all your shares at the end of the period	651	973	1,321	2,462	Class B: if you did not sell your shares	251	773	1,321	2,462
Class C, Pyxis Global Equity Fund	Class C: if you sold all your shares at the end of the period	351	773	1,321	2,816	Class C: if you did not sell your shares	251	773	1,321	2,816
Class R, Pyxis Global Equity Fund	Class R	201	621	1,068	2,306
Class Y, Pyxis Global Equity Fund	Class Y	151	468	808	1,768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests in companies in both developed and emerging market countries, including the United States, but will invest at least 25% of its total assets in non-U.S. issuers. The portfolio managers focus on companies that they expect will grow faster than their relevant peers/markets and whose security prices do not fully reflect their potential for growth. When valuations are low, the portfolio managers may also invest in companies that are not expected to grow faster than their relevant peers/markets. Under normal circumstances, the Fund’s assets are invested primarily in countries included in the Morgan Stanley Capital InternationalSM (MSCI®) World Index (“MSCI® World Index”) and in no fewer than three different countries. As of December 31, 2011, U.S. companies represented 52.7% of the MSCI® World Index, but the portion of the Fund’s portfolio represented by U.S. companies may vary materially from that level. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with the following characteristics:

• low prices relative to their long-term cash earnings potential

• potential for significant improvement in the company’s business

• financial strength (favorable debt ratios and other financial characteristics)

• sufficient liquidity

The portfolio managers may consider selling a security when one or more of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 19.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -24.38% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -13.63%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Global Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Global Equity Fund	Class A	Return Before Taxes		(18.61%)	(4.97%)	1.76%	4.87%	Feb 22, 1993
Return Before Taxes Class B, Pyxis Global Equity Fund	Class B	Return Before Taxes		(17.64%)	(4.55%)	1.90%	4.00%	Dec 22, 1993
Return Before Taxes Class C, Pyxis Global Equity Fund	Class C	Return Before Taxes		(15.05%)	(4.54%)	1.67%	0.44%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Global Equity Fund	Class R	Return Before Taxes		(13.49%)			(7.11%)	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Global Equity Fund	Class Y	Return Before Taxes		(12.83%)	(3.47%)	2.68%	4.86%	Nov 29, 1993
Return After Taxes on Distributions Class A, Pyxis Global Equity Fund	Class A	Return After Taxes on Distributions		(18.61%)	(5.52%)	1.42%	4.00%	Feb 22, 1993
Return After Taxes on Distributions and Redemptions Class A, Pyxis Global Equity Fund	Class A	Return After Taxes on Distributions and Redemptions		(12.10%)	(4.08%)	1.54%	4.03%	Feb 22, 1993
MCSI World Index		MCSI® World Index	(reflects no deduction for fees, expenses or taxes)	(5.54%)	(2.37%)	3.62%	6.34%	Feb 28, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis International Equity Fund
Pyxis International Equity Fund
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis International Equity Fund	Class A, Pyxis International Equity Fund	Class B, Pyxis International Equity Fund	Class C, Pyxis International Equity Fund		Class R, Pyxis International Equity Fund	Class Y, Pyxis International Equity Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%		2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%		2.00%	2.00%
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis International Equity Fund		Class A, Pyxis International Equity Fund	Class B, Pyxis International Equity Fund	Class C, Pyxis International Equity Fund	Class R, Pyxis International Equity Fund	Class Y, Pyxis International Equity Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.69%	2.44%	2.44%	1.94%	1.44%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis International Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis International Equity Fund	Class A	737	1,077	1,440	2,458
Class B, Pyxis International Equity Fund	Class B: if you sold all your shares at the end of the period	647	961	1,301	2,421	Class B: if you did not sell your shares	247	761	1,301	2,421
Class C, Pyxis International Equity Fund	Class C: if you sold all your shares at the end of the period	347	761	1,301	2,776	Class C: if you did not sell your shares	247	761	1,301	2,776
Class R, Pyxis International Equity Fund	Class R	197	609	1,047	2,264
Class Y, Pyxis International Equity Fund	Class Y	147	456	787	1,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

• low valuation relative to their long term cash earnings potential

• potential for significant improvement in the company’s business

• financial strength (favorable debt ratios and other financial characteristics)

• sufficient liquidity

• large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 25.15% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -23.59% for the quarter ended September 30, 2011. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -17.46%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis International Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis International Equity Fund	Class A	Return Before Taxes		(22.19%)	(6.61%)	1.83%	2.59%	Mar 2, 1994
Return Before Taxes Class B, Pyxis International Equity Fund	Class B	Return Before Taxes		(21.45%)	(6.21%)	1.94%	2.68%	Mar 2, 1994
Return Before Taxes Class C, Pyxis International Equity Fund	Class C	Return Before Taxes		(18.96%)	(6.15%)	1.71%	(0.42%)	Sep 30, 1999
Return Before Taxes Class R, Pyxis International Equity Fund	Class R	Return Before Taxes		(17.57%)			(9.82%)	Jan 29, 2008
Return Before Taxes Class Y, Pyxis International Equity Fund	Class Y	Return Before Taxes		(17.25%)	(5.26%)	2.67%	3.21%	Mar 2, 1994
Return After Taxes on Distributions Class A, Pyxis International Equity Fund	Class A	Return After Taxes on Distributions		(22.16%)	(7.37%)	1.42%	1.77%	Mar 2, 1994
Return After Taxes on Distributions and Redemptions Class A, Pyxis International Equity Fund	Class A	Return After Taxes on Distributions and Redemptions		(14.07%)	(5.19%)	1.80%	2.13%	Mar 2, 1994
MSCI EAFE Index		MSCI EAFE Index®	(reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	3.78%	Feb 28, 1994

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Fixed Income Fund
Pyxis Fixed Income Fund
Investment Objective
Maximum income consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Fixed Income Fund	Class A, Pyxis Fixed Income Fund	Class B, Pyxis Fixed Income Fund	Class C, Pyxis Fixed Income Fund		Class R, Pyxis Fixed Income Fund	Class Y, Pyxis Fixed Income Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	4.25%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	3.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Fixed Income Fund	Class A, Pyxis Fixed Income Fund	Class B, Pyxis Fixed Income Fund	Class C, Pyxis Fixed Income Fund	Class R, Pyxis Fixed Income Fund	Class Y, Pyxis Fixed Income Fund
Operating Expenses Column [Text]	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%	1.19%	0.69%

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Fixed Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Fixed Income Fund	Class A	517	712	923	1,531
Class B, Pyxis Fixed Income Fund	Class B: if you sold all your shares at the end of the period	472	733	918	1,616	Class B: if you did not sell your shares	172	533	918	1,616
Class C, Pyxis Fixed Income Fund	Class C: if you sold all your shares at the end of the period	272	533	918	1,998	Class C: if you did not sell your shares	172	533	918	1,998
Class R, Pyxis Fixed Income Fund	Class R	121	378	654	1,443
Class Y, Pyxis Fixed Income Fund	Class Y	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 392% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign (non-U.S.) debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 4.37% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -2.56% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 7.59%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Fixed Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Fixed Income Fund	Class A	Return Before Taxes		3.02%	4.35%	4.42%	5.19%	Feb 22, 1993
Return Before Taxes Class B, Pyxis Fixed Income Fund	Class B	Return Before Taxes		3.80%	4.47%	4.41%	5.16%	Dec 22, 1993
Return Before Taxes Class C, Pyxis Fixed Income Fund	Class C	Return Before Taxes		5.87%	4.47%	4.11%	4.60%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Fixed Income Fund	Class R	Return Before Taxes		7.41%			4.54%	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Fixed Income Fund	Class Y	Return Before Taxes		7.86%	5.48%	5.13%	5.66%	Nov 29, 1993
Return After Taxes on Distributions Class A, Pyxis Fixed Income Fund	Class A	Return After Taxes on Distributions		1.87%	2.93%	2.86%	3.25%	Feb 22, 1993
Return After Taxes on Distributions and Redemptions Class A, Pyxis Fixed Income Fund	Class A	Return After Taxes on Distributions and Redemptions		1.94%	2.86%	2.85%	3.22%	Feb 22, 1993
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.31%	Feb 28, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Government Securities Fund
Pyxis Government Securities Fund
Investment Objective
High level of current income consistent with safety of principal.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Government Securities Fund	Class A, Pyxis Government Securities Fund	Class B, Pyxis Government Securities Fund	Class C, Pyxis Government Securities Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	4.25%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	3.00%	1.00%	[1]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Government Securities Fund	Class A, Pyxis Government Securities Fund	Class B, Pyxis Government Securities Fund	Class C, Pyxis Government Securities Fund
Operating Expenses Column [Text]	Class A	Class B	Class C
Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.71%

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Pyxis Government Securities Fund	Class A
Pyxis Government Securities Fund Class A, Pyxis Government Securities Fund USD ($)		519	718	933	1,553
Pyxis Government Securities Fund Class B, Pyxis Government Securities Fund USD ($)	Class B: if you sold all your shares at the end of the period	474	739	928	1,638	Class B: if you did not sell your shares	174	539	928	1,638
Pyxis Government Securities Fund Class C, Pyxis Government Securities Fund USD ($)	Class C: if you sold all your shares at the end of the period	274	539	928	2,019	Class C: if you did not sell your shares	174	539	928	2,019

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 529% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities with remaining maturities of one year or more. The Fund normally has an average duration of approximately three to six years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued by:

• the U.S. Treasury

• Government National Mortgage Association (Ginnie Mae)

• Federal National Mortgage Association (Fannie Mae)

• Federal Home Loan Mortgage Corporation (Freddie Mac)

• other U.S. Government agencies and instrumentalities

No more than 20% of the Fund’s assets may be invested in debt securities rated A or lower by Moody’s or S& P or comparably rated by another nationally recognized statistical rating organization, and no more than 10% of the Fund’s assets may be invested in debt securities rated Baa by Moody’s or BBB by S& P or comparably rated by another nationally recognized statistical rating organization.

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities including corporate debt securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class B Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class B Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class A, Class C, Class R and Class Y Shares would have substantially similar returns as Class B because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class B shares as of December 31.

The highest calendar quarter total return for Class B Shares of the Fund was 7.00% for the quarter ended December 31, 2008 and the lowest calendar quarter total return was -3.22% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class B Shares through December 31, 2011 was 7.52%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Government Securities Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class B, Pyxis Government Securities Fund	Class B	Return Before Taxes		4.52%	4.34%	3.86%	5.82%	Apr 22, 1987
Return Before Taxes Class A, Pyxis Government Securities Fund	Class A	Return Before Taxes		3.70%	4.22%	4.03%	4.35%	Sep 8, 1993
Return Before Taxes Class C, Pyxis Government Securities Fund	Class C	Return Before Taxes		6.61%	4.39%	3.73%	4.39%	Sep 30, 1999
Return After Taxes on Distributions Class B, Pyxis Government Securities Fund	Class B	Return After Taxes on Distributions		2.14%	3.07%	2.68%	3.55%	Apr 22, 1987
Return After Taxes on Distributions and Redemptions Class B, Pyxis Government Securities Fund	Class B	Return After Taxes on Distributions and Redemptions		2.95%	2.97%	2.61%	3.59%	Apr 22, 1987
Barclays Capital U.S. Government Bond Index		Barclays Capital U.S. Government Bond Index	(reflects no deduction for fees, expenses or taxes)	9.02%	6.56%	5.59%	7.12%	Apr 30, 1987

After-tax returns in the table above are shown for Class B Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Short-Term Government Fund
Pyxis Short-Term Government Fund
Investment Objective
High level of income consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Short-Term Government Fund	Class A, Pyxis Short-Term Government Fund	Class B, Pyxis Short-Term Government Fund	Class C, Pyxis Short-Term Government Fund		Class R, Pyxis Short-Term Government Fund	Class Y, Pyxis Short-Term Government Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	2.50%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	3.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Short-Term Government Fund		Class A, Pyxis Short-Term Government Fund	Class B, Pyxis Short-Term Government Fund	Class C, Pyxis Short-Term Government Fund	Class R, Pyxis Short-Term Government Fund	Class Y, Pyxis Short-Term Government Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	0.85%	1.00%	0.50%	none
Other Expenses	[1]	0.38%	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		0.93%	1.53%	1.68%	1.18%	0.68%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Short-Term Government Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Short-Term Government Fund	Class A	343	539	752	1,364
Class B, Pyxis Short-Term Government Fund	Class B: if you sold all your shares at the end of the period	456	683	834	1,514	Class B: if you did not sell your shares	156	483	834	1,514
Class C, Pyxis Short-Term Government Fund	Class C: if you sold all your shares at the end of the period	271	530	913	1,987	Class C: if you did not sell your shares	171	530	913	1,987
Class R, Pyxis Short-Term Government Fund	Class R	120	375	649	1,432
Class Y, Pyxis Short-Term Government Fund	Class Y	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Pyxis Capital, L.P. (“Pyxis”) the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities and repurchase agreements secured by U.S. Government securities. The Fund normally has a weighted average maturity of not more than three years.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued or secured by:

• the U.S. Treasury

• Government National Mortgage Association (Ginnie Mae)

• Federal National Mortgage Association (Fannie Mae)

• Federal Home Loan Mortgage Corporation (Freddie Mac)

• other U.S. Government agencies and instrumentalities

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities, including corporate bonds, privately issued mortgage-backed securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 2.53% for the quarter ended September 30, 2002 and the lowest calendar quarter total return was -1.13% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 0.77%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Short-Term Government Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Short-Term Government Fund	Class A	Return Before Taxes		(1.75%)	2.56%	2.71%	4.04%	Mar 2, 1994
Return Before Taxes Class B, Pyxis Short-Term Government Fund	Class B	Return Before Taxes		(2.76%)	2.49%	2.60%	3.98%	Mar 2, 1994
Return Before Taxes Class C, Pyxis Short-Term Government Fund	Class C	Return Before Taxes		(1.02%)	2.33%	2.19%	2.91%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Short-Term Government Fund	Class R	Return Before Taxes		0.91%			2.15%	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Short-Term Government Fund	Class Y	Return Before Taxes		1.01%	3.35%	3.22%	4.43%	Mar 2, 1994
Return After Taxes on Distributions Class A, Pyxis Short-Term Government Fund	Class A	Return After Taxes on Distributions		(2.34%)	1.71%	1.54%	2.38%	Mar 2, 1994
Return After Taxes on Distributions and Redemptions Class A, Pyxis Short-Term Government Fund	Class A	Return After Taxes on Distributions and Redemptions		(1.14%)	1.69%	1.61%	2.42%	Mar 2, 1994
Barclays Capital 1-3 Year Government Bond Index		Barclays Capital 1-3 Year Government Bond Index	(reflects no deduction for fees, expenses or taxes)	1.56%	3.80%	3.38%	4.66%	Feb 28, 1994

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Tax-Exempt Fund
Pyxis Tax-Exempt Fund
Investment Objective
As high a level of income exempt from federal income taxation as is consistent with preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Tax-Exempt Fund	Class A, Pyxis Tax-Exempt Fund	Class B, Pyxis Tax-Exempt Fund	Class C, Pyxis Tax-Exempt Fund		Class Y, Pyxis Tax-Exempt Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	4.25%	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	3.00%	1.00%	[1]	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Tax-Exempt Fund	Class A, Pyxis Tax-Exempt Fund	Class B, Pyxis Tax-Exempt Fund	Class C, Pyxis Tax-Exempt Fund	Class Y, Pyxis Tax-Exempt Fund
Operating Expenses Column [Text]	Class A	Class B	Class C	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%	0.93%

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Tax-Exempt Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Tax-Exempt Fund	Class A	540	784	1,046	1,796
Class B, Pyxis Tax-Exempt Fund	Class B: if you sold all your shares at the end of the period	496	806	1,042	1,880	Class B: if you did not sell your shares	196	606	1,042	1,880
Class C, Pyxis Tax-Exempt Fund	Class C: if you sold all your shares at the end of the period	296	606	1,042	2,254	Class C: if you did not sell your shares	196	606	1,042	2,254
Class Y, Pyxis Tax-Exempt Fund	Class Y	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital 10-Year Municipal Bond Index. As of December 31, 2011, the effective duration of the Barclays Capital 10-Year Municipal Bond Index was 6.17 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The portfolio manager seeks to identify municipal obligations with characteristics such as:

• attractive yields and prices

• the potential for income generation

• the potential for capital appreciation

• reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may also invest in various types of derivatives to manage interest rate exposure (also known as duration) and to manage exposure to credit quality.

The Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 5.16% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -4.17% for the quarter ended December 31, 2010. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 8.97%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Tax-Exempt Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Tax-Exempt Fund	Class A	Return Before Taxes		4.38%	3.48%	3.78%	4.25%	Sep 8, 1993
Return Before Taxes Class B, Pyxis Tax-Exempt Fund	Class B	Return Before Taxes		5.22%	3.61%	3.61%	4.31%	Sep 8, 1993
Return Before Taxes Class C, Pyxis Tax-Exempt Fund	Class C	Return Before Taxes		7.16%	3.61%	3.46%	3.80%	Sep 30, 1999
Return Before Taxes Class Y, Pyxis Tax-Exempt Fund	Class Y	Return Before Taxes		9.21%	4.62%	4.90%	4.85%	Sep 26, 1997
Return After Taxes on Distributions Class A, Pyxis Tax-Exempt Fund	Class A	Return After Taxes on Distributions		4.37%	3.48%	3.78%	4.25%	Sep 8, 1993
Return After Taxes on Distributions and Redemptions Class A, Pyxis Tax-Exempt Fund	Class A	Return After Taxes on Distributions and Redemptions		3.81%	3.46%	3.76%	4.23%	Sep 8, 1993
Barclays Capital 10-Year Municipal Bond Index		Barclays Capital 10-Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	12.32%	6.33%	5.90%	5.85%	Aug 31, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Pyxis Total Return Fund
Pyxis Total Return Fund
Investment Objective
Maximum total return (total return includes both income and capital appreciation).
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Total Return Fund	Class A, Pyxis Total Return Fund	Class B, Pyxis Total Return Fund	Class C, Pyxis Total Return Fund		Class R, Pyxis Total Return Fund	Class Y, Pyxis Total Return Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Total Return Fund	Class A, Pyxis Total Return Fund	Class B, Pyxis Total Return Fund	Class C, Pyxis Total Return Fund	Class R, Pyxis Total Return Fund	Class Y, Pyxis Total Return Fund
Operating Expenses Column [Text]	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.49%	2.24%	2.24%	1.74%	1.24%

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Total Return Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Pyxis Total Return Fund	Class A	718	1,019	1,341	2,252
Class B, Pyxis Total Return Fund	Class B: if you sold all your shares at the end of the period	627	900	1,200	2,213	Class B: if you did not sell your shares	227	700	1,200	2,213
Class C, Pyxis Total Return Fund	Class C: if you sold all your shares at the end of the period	327	700	1,200	2,575	Class C: if you did not sell your shares	227	700	1,200	2,575
Class R, Pyxis Total Return Fund	Class R	177	548	944	2,052
Class Y, Pyxis Total Return Fund	Class Y	126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from the Fund’s sub-adviser, GE Asset Management Incorporated (“GEAM”), to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GEAM, the Fund’s sub-adviser. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

• strong earnings growth

• favorable valuation

• a presence in successful industries

• high quality management focused on generating shareholder value

• large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries, and exchange traded funds (ETFs) to gain exposure to securities including those of U.S. issuers that are principally engaged in or related to the real estate industry.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that Pyxis may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

REIT-Specific Risk includes the risk that an investment in the stocks of real estate investment trusts (“REITs”) will decline because of adverse developments affecting the real estate industry and real property values. An investment in a REIT also may be adversely affected or lost if the REIT fails to qualify as a REIT for tax purposes.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 12.15% for the quarter ended June 30, 2003 and the lowest calendar quarter total return was -16.91% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -3.45%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Total Return Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Return Before Taxes Class A, Pyxis Total Return Fund	Class A	Return Before Taxes		(8.99%)	(1.34%)	2.63%	6.31%	Feb 22, 1993
Return Before Taxes Class B, Pyxis Total Return Fund	Class B	Return Before Taxes		(8.00%)	(0.91%)	2.78%	6.21%	Dec 22, 1993
Return Before Taxes Class C, Pyxis Total Return Fund	Class C	Return Before Taxes		(5.11%)	(0.90%)	2.49%	2.74%	Sep 30, 1999
Return Before Taxes Class R, Pyxis Total Return Fund	Class R	Return Before Taxes		(3.63%)			(1.67%)	Jan 29, 2008
Return Before Taxes Class Y, Pyxis Total Return Fund	Class Y	Return Before Taxes		(3.30%)	0.07%	3.57%	6.80%	Nov 29, 1993
Return After Taxes on Distributions Class A, Pyxis Total Return Fund	Class A	Return After Taxes on Distributions		(9.16%)	(2.09%)	1.76%	5.04%	Feb 22, 1993
Return After Taxes on Distributions and Redemptions Class A, Pyxis Total Return Fund	Class A	Return After Taxes on Distributions and Redemptions		(5.61%)	(1.24%)	2.08%	5.04%	Feb 22, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%	7.76%	Feb 28, 1993
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.31%	Feb 28, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Money Market Fund II
Pyxis Money Market Fund II
Investment Objective
High level of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Pyxis Money Market Fund II
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pyxis Money Market Fund II	Retail Class, Pyxis Money Market Fund II	Institutional Class, Pyxis Money Market Fund II
Operating Expenses Column [Text]	Retail Class	Institutional Class
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.37%	0.37%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example Pyxis Money Market Fund II (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Retail Class, Pyxis Money Market Fund II	Retail Class	38	119	208	468
Institutional Class, Pyxis Money Market Fund II	Institutional Class	38	119	208	468

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar-denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 97% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Retail Class Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Retail Class shares as of December 31.

The highest calendar quarter total return for Retail Class Shares of the Fund was 1.28% for the quarter ended December 31, 2006 and the lowest calendar quarter total return was 0.00% for the quarter ended September 30, 2011. The Fund’s 7-day yield and 7-day effective yield as of December 31, 2011 was 0.00% and 0.00%, respectively.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Pyxis Money Market Fund II	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	inception Date
Retail Class, Pyxis Money Market Fund II	Retail Class			0.01%	1.49%	1.84%	3.19%	Feb 23, 1993
Institutional Class, Pyxis Money Market Fund II	Institutional Class			0.01%			0.50%	Jan 29, 2008
90 Day T-Bill		90 Day T-Bill	(reflects no deduction for fees, expenses or taxes)	0.06%	1.23%	1.83%	3.32%	Feb 28, 1993

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	PYXIS FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000891079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Pyxis Alpha Trend Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Alpha Trend Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide shareholders with above average total returns over a complete market cycle primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating assets among proprietary technically-based trend following strategies. The Fund takes long and short positions in broad index based securities (primarily domestically-listed foreign equity exchange-traded funds (“ETFs”)) based on long and intermediate term trends. The Fund also employs short term counter trend strategies that seek to hedge the trend following strategy and mitigate risk, while seeking to profit from short term market volatility. The strategies are intended to have low correlation with market benchmarks and with each other.

Anchor Capital Management Group, Inc. (“Anchor”), sub-adviser of the Fund, will allocate Fund assets among strategies that it believes offer the potential for attractive investment returns individually and that are expected to blend within the Fund’s portfolio so that it will have lower correlation and lower volatility relative to the market. In seeking to take advantage of increases or declines in the price of equity securities or indexes, the Fund may use stock baskets (groups of stocks that may be purchased through a single transaction) and exchange-traded notes (“ETNs”). In executing its counter trend strategy, the Fund may rotate investment positions among securities typically correlated to specific countries or regions. Security selection is determined through Anchor’s mathematical and statistical models; however, Anchor may alter such selection based on its assessment of current market conditions and other factors.

As part of its investment strategies, Anchor actively employs the use of cash and cash equivalents in an attempt to sidestep market declines and lower overall portfolio volatility. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when Anchor determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs)), in securities of issuers of any market capitalization. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging countries. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by allocating assets among proprietary technically-based trend following strategies. The Fund takes long and short positions in broad index based securities (primarily domestically-listed foreign equity exchange-traded funds (“ETFs”)) based on long and intermediate term trends. The Fund also employs short term counter trend strategies that seek to hedge the trend following strategy and mitigate risk, while seeking to profit from short term market volatility. The strategies are intended to have low correlation with market benchmarks and with each other.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Management Risk is the risk that the Adviser or Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Model Risk is the risk that the models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on October 31, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced investment operations on October 31, 2011; therefore, the Fund currently has no investment performance information to report.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Alpha Trend Strategies Fund | Class A, Pyxis Alpha Trend Strategies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	865
3 Years	rr_ExpenseExampleYear03	1,463
Pyxis Alpha Trend Strategies Fund | Class C, Pyxis Alpha Trend Strategies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	472
3 Years	rr_ExpenseExampleYear03	1,132
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	372
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
Pyxis Alpha Trend Strategies Fund | Class R, Pyxis Alpha Trend Strategies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	986
Pyxis Alpha Trend Strategies Fund | Class Y, Pyxis Alpha Trend Strategies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	838
Pyxis Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Alternative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Such securities primarily will include domestically-listed exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds with high yield corporate bond exposure in any industry or sector. Security selection is determined through Anchor Capital Management Group, Inc.’s (“Anchor” or the “Sub-Adviser”) mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.

The Sub-Adviser also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility, and the Fund may make investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when the Sub-Adviser determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs, ETNs, and mutual funds)), in securities of issuers of any credit quality. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Such securities primarily will include domestically-listed exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds with high yield corporate bond exposure in any industry or sector. Security selection is determined through Anchor Capital Management Group, Inc.’s (“Anchor” or the “Sub-Adviser”) mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Management Risk is the risk that the Adviser or Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index.

Model Risk is the risk that the models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on January 12, 2012; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced investment operations on January 12, 2012; therefore, the Fund currently has no investment performance information to report.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Alternative Income Fund | Class A, Pyxis Alternative Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	865
3 Years	rr_ExpenseExampleYear03	1,463
Pyxis Alternative Income Fund | Class C, Pyxis Alternative Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	472
3 Years	rr_ExpenseExampleYear03	1,132
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	372
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
Pyxis Alternative Income Fund | Class R, Pyxis Alternative Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	986
Pyxis Alternative Income Fund | Class Y, Pyxis Alternative Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	838
Pyxis Energy and Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Energy and Materials Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize total return, consistent with income generation and preservation of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its objective by investing directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles, such as exchange-traded funds and master limited partnerships) at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilities used for or in connection with oil, gas or power (including natural gas, coal, hydro-power, nuclear power and alternative fuels such as wind, solar and biofuels) (“Energy Companies”) or companies principally engaged in the discovery, development and processing of raw materials (including basic materials, such as metals, minerals and chemicals, which are used as inputs to manufacture other intermediate and finished products) (“Material Companies”). The Fund considers a company “principally engaged” in the Energy or Materials industry if (i) it derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in the Energy or Materials industry, or (ii) at least 50% of its assets are devoted to such activities. The Fund generally will take long and short positions in securities of Energy or Material Companies and will vary the Fund’s long-short exposure over time based on its assessment of market conditions and other factors.

The Fund intends to invest primarily in common stocks, senior loans, preferred stocks, warrants, convertible securities, subordinated debt securities and other securities issued by Energy and Material Companies. The Fund also may invest up to (but not including) 25% of the value of its total assets in securities of master limited partnerships (or “MLPs”) in the Energy industry. MLPs typically are engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.

In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-Energy or Material Companies. The Fund may invest without limitation in Exchange Traded Funds (“ETFs”) and may invest up to 20% of the value of its total assets in ETFs issued by non-Energy or Material Companies. The Fund’s investments in ETFs and other types of pooled investment vehicles which invest in Energy Companies are intended to provide substantially similar economic exposure to direct investments in these companies. The Fund may invest in securities of issuers of any market capitalization. The Fund may invest in securities of any credit quality.

The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, which may include, without limitation, emerging market issuers. Such securities may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units (such as the Euro).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options and foreign currency transactions (e.g., foreign currency swaps, futures, and forwards), as tools in the management of portfolio assets. The Fund may also use such derivatives to hedge various investments for risk management and for speculative purposes.

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. However, the Fund has no present intention to use borrowing for investment purposes.

The Fund’s investment strategy utilizes the analytical models of Highland Capital Management, L.P. (“HCM”), sub-adviser of the Fund, to evaluate long and short securities of Energy and Material Companies of varying market capitalizations and seeks to identify those securities HCM believes have the greatest potential for total return. HCM also seeks to take advantage of temporary market inefficiencies in order to boost the overall performance of the Fund.

Long Positions. In selecting investments for long positions of the Fund, HCM focuses on issuers that it believes: (i) have strong cash flow and pay regular dividends; (ii) have potential for long-term earnings per share growth; (iii) may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business; (iv) are well-managed; (v) will benefit from favorable demand and supply dynamics for its products and services; (vi) are best in class, e.g., lowest cost producer; and (vii) are underappreciated by market analysts. HCM will typically focus on companies that are exhibiting one or more of these indicators. Technical analysis may also be used to help in the decision making process.

Short Sales. HCM may sell short securities of a company that it believes: (i) is overvalued relative to normalized business and industry fundamentals or to the expected growth that HCM believes the company will achieve; (ii) has a weak competitive position relative to peers; (iii) engages in questionable accounting practices; (iv) shows declining cash flow and/or liquidity; (v) has earnings estimates which HCM believes are too high; (vi) has weak competitive barriers to entry; (vii) suffers from deteriorating industry and/or business fundamentals; (viii) has a weak management team; (ix) will see multiple contraction; (x) is not adapting to changes in technological, regulatory or competitive environments; or (xi) provides a hedge against the Fund’s long exposure, such as a broad based market ETF. Technical analysis may be used to help in the decision making process. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” could result in unlimited loss.

Investment Identification. HCM generates investment ideas from a variety of different sources. These include, but are not limited to, screening software that analyzes both fundamental and technical factors, industry contacts, consultants, company press releases, company conference calls, conversations with company management teams, buy-side contacts, sell-side contacts, brokers, third-party research, independent research of financial and corporate information, third-party research databases, and news services. HCM will make investment decisions based on its analysis of the security’s value, and will also take into account its view of macroeconomic conditions and industry trends. HCM will make investments without regard to a company’s level of capitalization or the tax consequences of the investment (short or long term capital gains).

Portfolio Evaluation. Once an investment opportunity is determined to be attractive as a stand-alone investment, HCM will evaluate the effect of adding that investment to the Fund’s portfolio. In doing so, HCM may seek to minimize the market-related portfolio volatility as well as the risk of a capital loss by hedging such risks primarily through the use of options and other derivatives.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) but it will adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which generally are less stringent than those under the 1940 Act. The Fund is not intended to be a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks to achieve its objective by investing directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles, such as exchange-traded funds and master limited partnerships) at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilities used for or in connection with oil, gas or power (including natural gas, coal, hydro-power, nuclear power and alternative fuels such as wind, solar and biofuels) (“Energy Companies”) or companies principally engaged in the discovery, development and processing of raw materials (including basic materials, such as metals, minerals and chemicals, which are used as inputs to manufacture other intermediate and finished products) (“Material Companies”). The Fund considers a company “principally engaged” in the Energy or Materials industry if (i) it derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in the Energy or Materials industry, or (ii) at least 50% of its assets are devoted to such activities. The Fund generally will take long and short positions in securities of Energy or Material Companies and will vary the Fund’s long-short exposure over time based on its assessment of market conditions and other factors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Industry Concentration Risk is the risk that the Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in Energy and Material Companies, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries. The Energy and Materials industries may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of companies in energy-related industries are also affected by supply and demand both for their specific product or service and for energy products in general.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Leverage may increase the risk of loss, cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the net asset value (“NAV”) of the Fund generally to decline faster than it would otherwise.

Debt Securities Risk is the risk that the issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. The Fund’s investments in high yield debt securities generally subject the Fund to greater risk than investments in securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Senior Loans Risk is the risk that the issuer or a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities, although senior loans are typically senior and secured in contrast to below investment grade securities, which are often subordinated and unsecured. Senior loans’ higher standing in an issuer’s capital structure has historically resulted in generally higher recoveries than other below investment grade securities in the event of a corporate reorganization or other restructuring. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although, because their interest rates are adjusted for changes in short-term interest rates, senior loans generally have less interest rate risk than other high yield investments, which typically pay fixed rates of interest. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that fluctuation in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Fund.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Fixed Income Securities Risk is the risk that fixed income securities will decline in value because of changes in interest rates. The value of fixed income securities typically changes as interest rates fluctuate. During periods of rising interest rates, fixed income securities generally decline in value. Conversely, during periods of falling interest rates, fixed income securities generally rise in value. This kind of market risk is generally greater for a fund investing in fixed income securities with longer durations.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

MLP Risk is the risk holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP. The Fund may invest in MLP units. An investment in MLP units involves some risks which differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of our investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by us generally would be taxed as dividend income. As a result, there could be a material reduction in our cash flow from MLP unit investments.

• MLP Common Units. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment toward MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (generally measured in terms of distributable cash flow). Prices of common units of individual MLPs also can be affected by fundamentals unique to the partnership, including earnings power and coverage ratios.

• MLP I-Shares. MLP I-Shares represent an ownership interest issued by an MLP affiliate, typically an LLC, which owns an interest in and manages the MLP. MLP I-Shares may be subject to liquidity risk because of their potentially relatively smaller size. I-Shares may trade at a discount to their related MLP units, despite having an economic value equivalent to an MLP unit and an equal claim on the cash flows underlying the investment.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in MLPs and ETFs that invest in commodities or commodity-related derivatives, is limited by the Fund’s intention to qualify as a RIC under the Code, and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Illiquid and Restricted Securities Risk is the risk that the Adviser or Sub-Adviser, as applicable, may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Legislation Risk is the risk that to the extent that state, federal or international regulators impose additional requirements or restrictions with respect to Energy and Materials Companies, the availability of such investments may be adversely affected.

Management Risk is the risk that the Adviser or Sub-Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Market Disruption Risk is the risk of unusual and extreme volatility in the equity and debt markets and in the prices of individual investments resulting from a period of acute stress recently experienced by domestic and international markets starting in the real estate and financial sectors and then moving to other sectors of the world economy. These market conditions could add to the risk of short-term volatility of the Fund.

Non-Payment Risk is the risk of non-payment of scheduled interest and/or principal with respect to debt securities. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Prepayment Risk is the risk that part or all of the principal of a debt security will be paid prior to the scheduled maturity. Pursuant to the relevant debt agreement, a borrower may be required, and may have the option at any time, to prepay the principal amount of a debt security, in some instances without incurring a prepayment penalty. In the event that like-yielding debt is not available in the marketplace, the prepayment of and subsequent reinvestment by the Fund in high yield debt could have a materially adverse affect on the yield of the Fund’s investment portfolio. Prepayments may have a beneficial impact on income due to receipt of prepayment penalties, if any, and any facility fees earned in connection with reinvestment.

Risk of Restrictions on Resale is the risk that the Fund’s investments may be subject to restrictions on the type of sale allowed or may otherwise not be readily marketable. Senior loans may not be readily marketable and may be subject to restrictions on resale. As a result, the ability of the Fund to dispose of its investments in a timely fashion and at an advantageous price may be restricted.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Limited Information Risk is the risk associated with investing in funds for which there is limited historical and financial information available. The types of senior loans in which the Fund will invest historically have not been rated by a nationally recognized statistical rating organization (“NRSRO”), have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to the lenders in connection with senior loans, the amount of public information available with respect to senior loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of HCM than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on December 1, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced investment operations on December 1, 2011; therefore, the Fund currently has no investment performance information to report.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Energy and Materials Fund | Class A, Pyxis Energy and Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	789
3 Years	rr_ExpenseExampleYear03	1,237
Pyxis Energy and Materials Fund | Class C, Pyxis Energy and Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	393
3 Years	rr_ExpenseExampleYear03	897
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	293
3 Years	rr_ExpenseExampleNoRedemptionYear03	897
Pyxis Energy and Materials Fund | Class R, Pyxis Energy and Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	243
3 Years	rr_ExpenseExampleYear03	748
Pyxis Energy and Materials Fund | Class Y, Pyxis Energy and Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	596
Pyxis Trend Following Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Trend Following Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital appreciation consistent with capital preservation.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the period February 1, 2011 through September 30, 2011, the Fund had a portfolio turnover rate of 256% (not annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund is managed based on signals generated by a proprietary model maintained by the Fund’s sub-adviser (the “Model”). The Model is “technically weighted,” which means that it assigns a greater or lesser importance to asset classes based on signals derived from their price trends. For example, an individual asset class (such as stocks, bonds or commodities) may be assigned a heavier weighting in the portfolio based on its price being above its moving average or a lesser weighting if its price is below its moving average. The net effect being that the investment model “switches smartly” in and out of broad asset classes based on their trends, providing investors an active asset allocation fund.

These proprietary, top-down strategies are intended to profit from market trends in both directions, with little regard for the prospects of individual equity or debt securities. Specifically, the portfolio manager will seek to take long positions (i.e., buy securities) during upward trends in certain securities prices and conversely sell and/or take short positions during downward trends in the price of such securities. The portfolio manager seeks to lower overall Fund volatility through diversification of asset classes, as well as the use of cash. Additionally, the portfolio manager’s trend-following methods seek to provide returns which are un-correlated to traditional managers and investment “styles,” such as growth and value.

The Fund primarily invests in exchange traded funds (“ETFs”) which represent these broad asset classes as opposed to securities representing the debt or equity of individual companies. These ETFs invest primarily in (1) U.S. and foreign equity securities; (2) U.S. Government fixed income securities; (3) commodities; and (4) the U.S. dollar. ETFs are investment companies that seek to track the performance of securities indices or baskets of securities. The Fund’s portfolio may include ETFs that invest in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America. The Fund may invest up to 100% net long and 50% net short in international ETFs. The Fund also may invest in exchange traded notes (“ETNs”), in much the same manner in which it invests in ETFs. The Fund may also invest directly in the securities which comprise the ETFs and ETNs discussed above, such as individual equities and government obligations, but excluding physical commodities. The Fund’s investments in U.S. fixed income markets may include other investment companies, such as closed-end funds and other open-end mutual funds (together with ETFs, “Underlying Funds”).

The Fund may employ both leveraged investment techniques as well as short positions, which allows the Fund a market exposure which can range from 150% net long (i.e., the Fund has more long (purchased) positions than short (borrowed) positions) to 50% net short (i.e., the Fund has more short (borrowed) positions than long (purchased) positions). Such extremes however, will be uncommon. The Fund may take a “short position” where the portfolio manager believes that the price of a security or value of an index will decline. The Fund may “short” a particular security by borrowing the security and selling it with the intent of later purchasing the security at a lower price. The Fund may also gain short exposure to an index by buying an ETF that has an inverse exposure to the index. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

In general, under normal market conditions, the portfolio manager makes investment decisions based on signals generated by the Model. Following the Model, the portfolio manager will generally buy investments during upward trends in the price of securities and sell investments or take short positions during downward trends in the price of securities. The portfolio manager also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility. During adverse market, economic or political conditions, as defined by the portfolio manager, the portfolio manager may deviate from the Model, including investing up to 100% of the portfolio in cash, cash equivalents, short-term debt securities and/or money market instruments, moving from a long exposure to a short exposure or from a short exposure to a long exposure in the various asset classes, when they feel doing so will help the Fund achieve its objectives of long-term capital appreciation or capital preservation. The sub-adviser may also adjust the Model from time-to-time to change the component constituents of the Model or in an attempt to improve the Model’s ability to implement a trend-following strategy. The Fund is not intended to be a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund is managed based on signals generated by a proprietary model maintained by the Fund’s sub-adviser (the “Model”). The Model is “technically weighted,” which means that it assigns a greater or lesser importance to asset classes based on signals derived from their price trends. For example, an individual asset class (such as stocks, bonds or commodities) may be assigned a heavier weighting in the portfolio based on its price being above its moving average or a lesser weighting if its price is below its moving average. The net effect being that the investment model “switches smartly” in and out of broad asset classes based on their trends, providing investors an active asset allocation fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objectives, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in MLPs and ETFs that invest in commodities or commodity-related derivatives, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly through investments in underlying funds may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on Fund shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Mid-Cap Company Risk is the risk of investing either directly or indirectly through investments in Underlying Funds in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Model Risk is the risk that the Model used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the Model or, under certain adverse conditions, to deviate from the Model employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the Model.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk is the risk that the value of securities owned by the Fund either directly or indirectly through investments in underlying funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in underlying funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Underlying Funds Risk is the risk that ETFs, mutual funds and closed-end funds in which the Fund may invest are subject to investment advisory and other expenses, which will be paid indirectly by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the Incline Capital Trend Following Fund (the “Predecessor Fund”) in exchange for Class A Shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following information was derived from the performance records of the Predecessor Fund through September 23, 2011. The Fund has substantially similar objectives, strategies and policies as the Predecessor Fund, which was advised by the Fund’s sub-adviser.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year since the Predecessor Fund’s inception and by showing how the average annual returns for the Fund’s Class A Shares compared to those of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Class C, Class R and Class Y Shares of the Predecessor Fund were not offered, and Class C, Class R and Class Y Shares were not sold, prior to the date of this Prospectus. The returns of Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds———Performance or by calling 1-877-665-1287.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year since the Predecessor Fund’s inception and by showing how the average annual returns for the Fund’s Class A Shares compared to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class C, Class R and Class Y Shares of the Predecessor Fund were not offered, and Class C, Class R and Class Y Shares were not sold, prior to the date of this Prospectus. The returns of Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds———Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds———Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The highest calendar quarter total return for Class A Shares of the Fund was 8.23% for the quarter ended December 31, 2010 and the lowest calendar quarter total return was -8.26% for the quarter ended December 31, 2011. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -13.55%.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and will differ for Class C, Class R and Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and will differ for Class C, Class R and Class Y Shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Trend Following Fund | Class A, Pyxis Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	866
3 Years	rr_ExpenseExampleYear03	1,466
5 Years	rr_ExpenseExampleYear05	2,089
10 Years	rr_ExpenseExampleYear10	3,755
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	4.29%
2011	rr_AnnualReturn2011	(13.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.55%)
Pyxis Trend Following Fund | Class C, Pyxis Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	473
3 Years	rr_ExpenseExampleYear03	1,135
5 Years	rr_ExpenseExampleYear05	1,916
10 Years	rr_ExpenseExampleYear10	3,958
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	373
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,135
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,916
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,958
Pyxis Trend Following Fund | Class R, Pyxis Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	324
3 Years	rr_ExpenseExampleYear03	989
5 Years	rr_ExpenseExampleYear05	1,678
10 Years	rr_ExpenseExampleYear10	3,512
Pyxis Trend Following Fund | Class Y, Pyxis Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	3,041
Pyxis Trend Following Fund | Return Before Taxes | Class A, Pyxis Trend Following Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Pyxis Trend Following Fund | Return After Taxes on Distributions | Class A, Pyxis Trend Following Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(18.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.33%)
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Pyxis Trend Following Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Trend Following Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(11.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.73%)
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Pyxis Trend Following Fund | BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Pyxis U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) with characteristics such as:

• low valuations in relation to their peers, the market, their historical valuation or their growth rate

• financial strength (favorable debt ratios and other financial characteristics)

• high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877- 665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877- 665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877- 665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 18.83% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was (23.71)% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was (2.95)%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis U.S. Equity Fund | Class A, Pyxis U.S. Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	834
5 Years	rr_ExpenseExampleYear05	1,024
10 Years	rr_ExpenseExampleYear10	1,575
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.56%)
2003	rr_AnnualReturn2003	23.03%
2004	rr_AnnualReturn2004	8.03%
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	15.81%
2007	rr_AnnualReturn2007	7.91%
2008	rr_AnnualReturn2008	(35.98%)
2009	rr_AnnualReturn2009	31.88%
2010	rr_AnnualReturn2010	10.35%
2011	rr_AnnualReturn2011	(2.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.95%)
Pyxis U.S. Equity Fund | Class B, Pyxis U.S. Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	564
3 Years	rr_ExpenseExampleYear03	708
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,526
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,526
Pyxis U.S. Equity Fund | Class C, Pyxis U.S. Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
Pyxis U.S. Equity Fund | Class R, Pyxis U.S. Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
Pyxis U.S. Equity Fund | Class Y, Pyxis U.S. Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Pyxis U.S. Equity Fund | Return Before Taxes | Class A, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.52%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis U.S. Equity Fund | Return Before Taxes | Class B, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.52%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993
Pyxis U.S. Equity Fund | Return Before Taxes | Class C, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis U.S. Equity Fund | Return Before Taxes | Class R, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis U.S. Equity Fund | Return Before Taxes | Class Y, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
10 Years	rr_AverageAnnualReturnYear10	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 1993
Pyxis U.S. Equity Fund | Return After Taxes on Distributions | Class A, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.67%)
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
10 Years	rr_AverageAnnualReturnYear10	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis U.S. Equity Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis U.S. Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(5.36%)
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis U.S. Equity Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1993
Pyxis Core America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Core America Equity Fund (formerly “Pyxis Core Value Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in domestic equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

• low valuations in relation to their peers and the overall market

• the potential for long-term earnings growth

• above-average free cash flow yields

• high quality management focused on generating shareholder value

• financial strength (favorable debt ratios and other financial characteristics)

• attractive upside potential and limited downside risk

• a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in domestic equity securities, such as common and preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 16.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -21.47% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -1.45%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For Example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For Example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Core America Equity Fund | Class A, Pyxis Core America Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,167
10 Years	rr_ExpenseExampleYear10	1,881
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.67%)
2003	rr_AnnualReturn2003	23.65%
2004	rr_AnnualReturn2004	9.07%
2005	rr_AnnualReturn2005	3.69%
2006	rr_AnnualReturn2006	17.31%
2007	rr_AnnualReturn2007	9.65%
2008	rr_AnnualReturn2008	(33.22%)
2009	rr_AnnualReturn2009	25.48%
2010	rr_AnnualReturn2010	11.17%
2011	rr_AnnualReturn2011	(1.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.45%)
Pyxis Core America Equity Fund | Class B, Pyxis Core America Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	592
3 Years	rr_ExpenseExampleYear03	794
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,837
Pyxis Core America Equity Fund | Class C, Pyxis Core America Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C :if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
Pyxis Core America Equity Fund | Class R, Pyxis Core America Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
Pyxis Core America Equity Fund | Class Y, Pyxis Core America Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Pyxis Core America Equity Fund | Return Before Taxes | Class A, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.07%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
10 Years	rr_AverageAnnualReturnYear10	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Core America Equity Fund | Return Before Taxes | Class B, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.07%)
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Core America Equity Fund | Return Before Taxes | Class C, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Core America Equity Fund | Return Before Taxes | Class R, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Core America Equity Fund | Return Before Taxes | Class Y, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 1998
Pyxis Core America Equity Fund | Return After Taxes on Distributions | Class A, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.22%)
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Core America Equity Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Core America Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
10 Years	rr_AverageAnnualReturnYear10	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Core America Equity Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1993
Pyxis Dividend Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Dividend Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide above average dividend yields with the potential for long-term capital appreciation.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective under normal market conditions by investing, directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles), at least 80% of its net assets, plus any borrowings for investment purposes, in equity investments that pay or expect to pay dividends. The term “equity investments” refers to direct and indirect investments in common stocks, preferred stocks and convertible securities. The Fund may invest without limitation in equity investments tied economically to any country in the world, including emerging countries.

In addition to dividend-paying equity investments, the Fund may invest up to 20% of its assets, plus any borrowings for investment purposes, in a variety of other instruments including fixed income securities (including “junk bonds”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and warrants. The Fund may use derivatives, primarily swaps, options and futures, to an unlimited extent to hedge various investments for risk management and for speculative purposes. The Fund’s investments in derivatives and other types of pooled investment vehicles that invest in equity investments that pay or expect to pay dividends are intended to provide substantially similar economic exposure to direct investments in such dividend-paying equity investments.

The Fund seeks to invest in high-quality, income generating stocks that offer attractive valuations with below-market risk profiles. The Fund may invest in securities of any market capitalization.

In selecting investments for the Fund, Brookmont Capital Management, LLC (“Brookmont”), sub-adviser of the Fund, reviews macroeconomic data to determine the allocation of investments among various economic sectors. Brookmont seeks to avoid making large sector bets or focusing on individual issuers. Instead, investments are made in securities in all ten economic sectors defined by the S&P 500 Index. Once the sector allocations are determined, Brookmont reviews the investment universe and selects investments based on factors such as dividend yield, the issuer’s debt level, projected cash flow, history of dividend increases, and earnings potential.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective under normal market conditions by investing, directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles), at least 80% of its net assets, plus any borrowings for investment purposes, in equity investments that pay or expect to pay dividends. The term “equity investments” refers to direct and indirect investments in common stocks, preferred stocks and convertible securities. The Fund may invest without limitation in equity investments tied economically to any country in the world, including emerging countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Dividend-Paying Stock Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. Additionally, a fund pursuing a dividend-oriented investment strategy may at times underperform other funds that invest more broadly or that have different investment styles.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy. The value of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Funds foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than high rated securities. High Yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Management Risk is the risk that the Adviser or Brookmont may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on November 14, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced investment operations on November 14, 2011; therefore, the Fund currently has no investment performance information to report.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Pyxis Dividend Equity Fund | Class A, Pyxis Dividend Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	803
3 Years	rr_ExpenseExampleYear03	1,278
Pyxis Dividend Equity Fund | Class C, Pyxis Dividend Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	407
3 Years	rr_ExpenseExampleYear03	939
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	307
3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Pyxis Dividend Equity Fund | Class R, Pyxis Dividend Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	791
Pyxis Dividend Equity Fund | Class Y, Pyxis Dividend Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	640
Pyxis Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Premier Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and future income rather than current income.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future, based on factors such as the potential to increase income or free cash flow. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

• above-average annual growth rates

• financial strength (favorable debt ratios and other financial characteristics)

• leadership in their respective industries

• high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 20.15% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -27.30% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 0.05%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Premier Growth Equity Fund | Class A, Pyxis Premier Growth Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	908
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,849
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.20%)
2003	rr_AnnualReturn2003	28.32%
2004	rr_AnnualReturn2004	6.79%
2005	rr_AnnualReturn2005	1.10%
2006	rr_AnnualReturn2006	8.66%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	(36.40%)
2009	rr_AnnualReturn2009	38.53%
2010	rr_AnnualReturn2010	11.29%
2011	rr_AnnualReturn2011	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Pyxis Premier Growth Equity Fund | Class B, Pyxis Premier Growth Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	589
3 Years	rr_ExpenseExampleYear03	785
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	1,804
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,804
Pyxis Premier Growth Equity Fund | Class C, Pyxis Premier Growth Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Pyxis Premier Growth Equity Fund | Class R, Pyxis Premier Growth Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
Pyxis Premier Growth Equity Fund | Class Y, Pyxis Premier Growth Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Pyxis Premier Growth Equity Fund | Return Before Taxes | Class A, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.59%)
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Premier Growth Equity Fund | Return Before Taxes | Class B, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Premier Growth Equity Fund | Return Before Taxes | Class C, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Premier Growth Equity Fund | Return Before Taxes | Class R, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Premier Growth Equity Fund | Return Before Taxes | Class Y, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Premier Growth Equity Fund | Return After Taxes on Distributions | Class A, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Premier Growth Equity Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Premier Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
10 Years	rr_AverageAnnualReturnYear10	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Premier Growth Equity Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Premier Growth Equity Fund | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Pyxis Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Small-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, of small-cap companies.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (“Russell 2000 Index”) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of May 31, 2011, the market capitalization of companies in the Russell 2000 Index ranged from $130 million to $2.97 billion.* The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

• high quality management focused on generating shareholder value

• attractive products or services

• appropriate capital structure

• strong competitive positions in their industries

* The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in index futures, options on index futures and index options to gain exposure to certain types of securities as a substitute to investing directly in such securities. The Fund is not intended to be a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, of small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that Pyxis Capital, L.P., the Fund’s investment adviser, may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 21.25% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -27.95% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 2.93%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Small-Cap Equity Fund | Class A, Pyxis Small-Cap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	760
3 Years	rr_ExpenseExampleYear03	1,146
5 Years	rr_ExpenseExampleYear05	1,557
10 Years	rr_ExpenseExampleYear10	2,699
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(14.05%)
2003	rr_AnnualReturn2003	23.97%
2004	rr_AnnualReturn2004	15.11%
2005	rr_AnnualReturn2005	9.26%
2006	rr_AnnualReturn2006	12.98%
2007	rr_AnnualReturn2007	1.92%
2008	rr_AnnualReturn2008	(37.75%)
2009	rr_AnnualReturn2009	30.25%
2010	rr_AnnualReturn2010	26.83%
2011	rr_AnnualReturn2011	2.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.93%
Pyxis Small-Cap Equity Fund | Class B, Pyxis Small-Cap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	271
3 Years	rr_ExpenseExampleNoRedemptionYear03	832
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
Pyxis Small-Cap Equity Fund | Class C, Pyxis Small-Cap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	371
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	271
3 Years	rr_ExpenseExampleNoRedemptionYear03	832
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,012
Pyxis Small-Cap Equity Fund | Class R, Pyxis Small-Cap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	221
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
Pyxis Small-Cap Equity Fund | Class Y, Pyxis Small-Cap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
Pyxis Small-Cap Equity Fund | Return Before Taxes | Class A, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Pyxis Small-Cap Equity Fund | Return Before Taxes | Class B, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Pyxis Small-Cap Equity Fund | Return Before Taxes | Class C, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Small-Cap Equity Fund | Return Before Taxes | Class R, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Small-Cap Equity Fund | Return Before Taxes | Class Y, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Pyxis Small-Cap Equity Fund | Return After Taxes on Distributions | Class A, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Pyxis Small-Cap Equity Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Small-Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Pyxis Small-Cap Equity Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Pyxis Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests in companies in both developed and emerging market countries, including the United States, but will invest at least 25% of its total assets in non-U.S. issuers. The portfolio managers focus on companies that they expect will grow faster than their relevant peers/markets and whose security prices do not fully reflect their potential for growth. When valuations are low, the portfolio managers may also invest in companies that are not expected to grow faster than their relevant peers/markets. Under normal circumstances, the Fund’s assets are invested primarily in countries included in the Morgan Stanley Capital InternationalSM (MSCI®) World Index (“MSCI® World Index”) and in no fewer than three different countries. As of December 31, 2011, U.S. companies represented 52.7% of the MSCI® World Index, but the portion of the Fund’s portfolio represented by U.S. companies may vary materially from that level. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with the following characteristics:

• low prices relative to their long-term cash earnings potential

• potential for significant improvement in the company’s business

• financial strength (favorable debt ratios and other financial characteristics)

• sufficient liquidity

The portfolio managers may consider selling a security when one or more of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 19.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -24.38% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -13.63%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Global Equity Fund | Class A, Pyxis Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	741
3 Years	rr_ExpenseExampleYear03	1,089
5 Years	rr_ExpenseExampleYear05	1,460
10 Years	rr_ExpenseExampleYear10	2,499
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.42%)
2003	rr_AnnualReturn2003	28.09%
2004	rr_AnnualReturn2004	10.46%
2005	rr_AnnualReturn2005	13.01%
2006	rr_AnnualReturn2006	20.64%
2007	rr_AnnualReturn2007	19.60%
2008	rr_AnnualReturn2008	(43.53%)
2009	rr_AnnualReturn2009	26.63%
2010	rr_AnnualReturn2010	11.33%
2011	rr_AnnualReturn2011	(13.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.63%)
Pyxis Global Equity Fund | Class B, Pyxis Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	651
3 Years	rr_ExpenseExampleYear03	973
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	251
3 Years	rr_ExpenseExampleNoRedemptionYear03	773
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
Pyxis Global Equity Fund | Class C, Pyxis Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	351
3 Years	rr_ExpenseExampleYear03	773
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,816
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	251
3 Years	rr_ExpenseExampleNoRedemptionYear03	773
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,816
Pyxis Global Equity Fund | Class R, Pyxis Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	201
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	2,306
Pyxis Global Equity Fund | Class Y, Pyxis Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
Pyxis Global Equity Fund | Return Before Taxes | Class A, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.61%)
5 Years	rr_AverageAnnualReturnYear05	(4.97%)
10 Years	rr_AverageAnnualReturnYear10	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Global Equity Fund | Return Before Taxes | Class B, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.64%)
5 Years	rr_AverageAnnualReturnYear05	(4.55%)
10 Years	rr_AverageAnnualReturnYear10	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993
Pyxis Global Equity Fund | Return Before Taxes | Class C, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.05%)
5 Years	rr_AverageAnnualReturnYear05	(4.54%)
10 Years	rr_AverageAnnualReturnYear10	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Global Equity Fund | Return Before Taxes | Class R, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Global Equity Fund | Return Before Taxes | Class Y, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.83%)
5 Years	rr_AverageAnnualReturnYear05	(3.47%)
10 Years	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 1993
Pyxis Global Equity Fund | Return After Taxes on Distributions | Class A, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(18.61%)
5 Years	rr_AverageAnnualReturnYear05	(5.52%)
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Global Equity Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Global Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(12.10%)
5 Years	rr_AverageAnnualReturnYear05	(4.08%)
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Global Equity Fund | MCSI World Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MCSI® World Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1993
Pyxis International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

• low valuation relative to their long term cash earnings potential

• potential for significant improvement in the company’s business

• financial strength (favorable debt ratios and other financial characteristics)

• sufficient liquidity

• large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 25.15% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -23.59% for the quarter ended September 30, 2011. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -17.46%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis International Equity Fund | Class A, Pyxis International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,077
5 Years	rr_ExpenseExampleYear05	1,440
10 Years	rr_ExpenseExampleYear10	2,458
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.39%)
2003	rr_AnnualReturn2003	30.03%
2004	rr_AnnualReturn2004	15.34%
2005	rr_AnnualReturn2005	18.27%
2006	rr_AnnualReturn2006	24.11%
2007	rr_AnnualReturn2007	22.82%
2008	rr_AnnualReturn2008	(49.92%)
2009	rr_AnnualReturn2009	29.52%
2010	rr_AnnualReturn2010	4.23%
2011	rr_AnnualReturn2011	(17.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.46%)
Pyxis International Equity Fund | Class B, Pyxis International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	961
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	247
3 Years	rr_ExpenseExampleNoRedemptionYear03	761
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Pyxis International Equity Fund | Class C, Pyxis International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	347
3 Years	rr_ExpenseExampleYear03	761
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	247
3 Years	rr_ExpenseExampleNoRedemptionYear03	761
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
Pyxis International Equity Fund | Class R, Pyxis International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
Pyxis International Equity Fund | Class Y, Pyxis International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
Pyxis International Equity Fund | Return Before Taxes | Class A, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(22.19%)
5 Years	rr_AverageAnnualReturnYear05	(6.61%)
10 Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis International Equity Fund | Return Before Taxes | Class B, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.45%)
5 Years	rr_AverageAnnualReturnYear05	(6.21%)
10 Years	rr_AverageAnnualReturnYear10	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis International Equity Fund | Return Before Taxes | Class C, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.96%)
5 Years	rr_AverageAnnualReturnYear05	(6.15%)
10 Years	rr_AverageAnnualReturnYear10	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis International Equity Fund | Return Before Taxes | Class R, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.57%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(9.82%)
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis International Equity Fund | Return Before Taxes | Class Y, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.25%)
5 Years	rr_AverageAnnualReturnYear05	(5.26%)
10 Years	rr_AverageAnnualReturnYear10	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis International Equity Fund | Return After Taxes on Distributions | Class A, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(22.16%)
5 Years	rr_AverageAnnualReturnYear05	(7.37%)
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis International Equity Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(14.07%)
5 Years	rr_AverageAnnualReturnYear05	(5.19%)
10 Years	rr_AverageAnnualReturnYear10	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis International Equity Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index®
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1994
Pyxis Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum income consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 392% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	392.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign (non-U.S.) debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 4.37% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -2.56% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 7.59%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Fixed Income Fund | Class A, Pyxis Fixed Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	517
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	1,531
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.70%
2003	rr_AnnualReturn2003	3.36%
2004	rr_AnnualReturn2004	3.50%
2005	rr_AnnualReturn2005	2.02%
2006	rr_AnnualReturn2006	4.09%
2007	rr_AnnualReturn2007	5.66%
2008	rr_AnnualReturn2008	(1.28%)
2009	rr_AnnualReturn2009	7.35%
2010	rr_AnnualReturn2010	7.26%
2011	rr_AnnualReturn2011	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.59%
Pyxis Fixed Income Fund | Class B, Pyxis Fixed Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	472
3 Years	rr_ExpenseExampleYear03	733
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,616
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,616
Pyxis Fixed Income Fund | Class C, Pyxis Fixed Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Pyxis Fixed Income Fund | Class R, Pyxis Fixed Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
Pyxis Fixed Income Fund | Class Y, Pyxis Fixed Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Pyxis Fixed Income Fund | Return Before Taxes | Class A, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Fixed Income Fund | Return Before Taxes | Class B, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993
Pyxis Fixed Income Fund | Return Before Taxes | Class C, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Fixed Income Fund | Return Before Taxes | Class R, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Fixed Income Fund | Return Before Taxes | Class Y, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 1993
Pyxis Fixed Income Fund | Return After Taxes on Distributions | Class A, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Fixed Income Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1993
Pyxis Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Government Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of current income consistent with safety of principal.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 529% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	529.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities with remaining maturities of one year or more. The Fund normally has an average duration of approximately three to six years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued by:

• the U.S. Treasury

• Government National Mortgage Association (Ginnie Mae)

• Federal National Mortgage Association (Fannie Mae)

• Federal Home Loan Mortgage Corporation (Freddie Mac)

• other U.S. Government agencies and instrumentalities

No more than 20% of the Fund’s assets may be invested in debt securities rated A or lower by Moody’s or S& P or comparably rated by another nationally recognized statistical rating organization, and no more than 10% of the Fund’s assets may be invested in debt securities rated Baa by Moody’s or BBB by S& P or comparably rated by another nationally recognized statistical rating organization.

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities including corporate debt securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class B Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class B Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class A, Class C, Class R and Class Y Shares would have substantially similar returns as Class B because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class B Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class B Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class B shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class B Shares of the Fund was 7.00% for the quarter ended December 31, 2008 and the lowest calendar quarter total return was -3.22% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class B Shares through December 31, 2011 was 7.52%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class B Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class B Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Government Securities Fund | Class A, Pyxis Government Securities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	519
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	1,553
Pyxis Government Securities Fund | Class B, Pyxis Government Securities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	474
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	1,638
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,638
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.15%
2003	rr_AnnualReturn2003	0.77%
2004	rr_AnnualReturn2004	1.94%
2005	rr_AnnualReturn2005	1.39%
2006	rr_AnnualReturn2006	1.42%
2007	rr_AnnualReturn2007	6.94%
2008	rr_AnnualReturn2008	9.67%
2009	rr_AnnualReturn2009	(4.25%)
2010	rr_AnnualReturn2010	2.43%
2011	rr_AnnualReturn2011	7.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.52%
Pyxis Government Securities Fund | Class C, Pyxis Government Securities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
Pyxis Government Securities Fund | Return Before Taxes | Class A, Pyxis Government Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.70%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Government Securities Fund | Return Before Taxes | Class B, Pyxis Government Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
inception Date	rr_AverageAnnualReturnInceptionDate	Apr 22, 1987
Pyxis Government Securities Fund | Return Before Taxes | Class C, Pyxis Government Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Government Securities Fund | Return After Taxes on Distributions | Class B, Pyxis Government Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
inception Date	rr_AverageAnnualReturnInceptionDate	Apr 22, 1987
Pyxis Government Securities Fund | Return After Taxes on Distributions and Redemptions | Class B, Pyxis Government Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	2.95%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
inception Date	rr_AverageAnnualReturnInceptionDate	Apr 22, 1987
Pyxis Government Securities Fund | Barclays Capital U.S. Government Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1987
Pyxis Short-Term Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Short-Term Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of income consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Pyxis Capital, L.P. (“Pyxis”) the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities and repurchase agreements secured by U.S. Government securities. The Fund normally has a weighted average maturity of not more than three years.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued or secured by:

• the U.S. Treasury

• Government National Mortgage Association (Ginnie Mae)

• Federal National Mortgage Association (Fannie Mae)

• Federal Home Loan Mortgage Corporation (Freddie Mac)

• other U.S. Government agencies and instrumentalities

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities, including corporate bonds, privately issued mortgage-backed securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 2.53% for the quarter ended September 30, 2002 and the lowest calendar quarter total return was -1.13% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 0.77%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Short-Term Government Fund | Class A, Pyxis Short-Term Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,364
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	6.69%
2003	rr_AnnualReturn2003	1.56%
2004	rr_AnnualReturn2004	0.56%
2005	rr_AnnualReturn2005	1.76%
2006	rr_AnnualReturn2006	3.79%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	5.01%
2009	rr_AnnualReturn2009	2.03%
2010	rr_AnnualReturn2010	2.56%
2011	rr_AnnualReturn2011	0.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.77%
Pyxis Short-Term Government Fund | Class B, Pyxis Short-Term Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	456
3 Years	rr_ExpenseExampleYear03	683
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,514
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	834
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,514
Pyxis Short-Term Government Fund | Class C, Pyxis Short-Term Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	271
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	913
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Pyxis Short-Term Government Fund | Class R, Pyxis Short-Term Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
Pyxis Short-Term Government Fund | Class Y, Pyxis Short-Term Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
Pyxis Short-Term Government Fund | Return Before Taxes | Class A, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis Short-Term Government Fund | Return Before Taxes | Class B, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis Short-Term Government Fund | Return Before Taxes | Class C, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Short-Term Government Fund | Return Before Taxes | Class R, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Short-Term Government Fund | Return Before Taxes | Class Y, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis Short-Term Government Fund | Return After Taxes on Distributions | Class A, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis Short-Term Government Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Short-Term Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1994
Pyxis Short-Term Government Fund | Barclays Capital 1-3 Year Government Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1994
Pyxis Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of income exempt from federal income taxation as is consistent with preservation of capital.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital 10-Year Municipal Bond Index. As of December 31, 2011, the effective duration of the Barclays Capital 10-Year Municipal Bond Index was 6.17 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The portfolio manager seeks to identify municipal obligations with characteristics such as:

• attractive yields and prices

• the potential for income generation

• the potential for capital appreciation

• reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may also invest in various types of derivatives to manage interest rate exposure (also known as duration) and to manage exposure to credit quality.

The Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 5.16% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -4.17% for the quarter ended December 31, 2010. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 8.97%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Pyxis Tax-Exempt Fund | Class A, Pyxis Tax-Exempt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	540
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,046
10 Years	rr_ExpenseExampleYear10	1,796
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.02%
2003	rr_AnnualReturn2003	4.14%
2004	rr_AnnualReturn2004	2.40%
2005	rr_AnnualReturn2005	1.14%
2006	rr_AnnualReturn2006	3.01%
2007	rr_AnnualReturn2007	2.67%
2008	rr_AnnualReturn2008	0.06%
2009	rr_AnnualReturn2009	9.42%
2010	rr_AnnualReturn2010	1.14%
2011	rr_AnnualReturn2011	8.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.97%
Pyxis Tax-Exempt Fund | Class B, Pyxis Tax-Exempt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	496
3 Years	rr_ExpenseExampleYear03	806
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	1,880
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,880
Pyxis Tax-Exempt Fund | Class C, Pyxis Tax-Exempt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	296
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
Pyxis Tax-Exempt Fund | Class Y, Pyxis Tax-Exempt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Pyxis Tax-Exempt Fund | Return Before Taxes | Class A, Pyxis Tax-Exempt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.38%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Tax-Exempt Fund | Return Before Taxes | Class B, Pyxis Tax-Exempt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Tax-Exempt Fund | Return Before Taxes | Class C, Pyxis Tax-Exempt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Tax-Exempt Fund | Return Before Taxes | Class Y, Pyxis Tax-Exempt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.21%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 1997
Pyxis Tax-Exempt Fund | Return After Taxes on Distributions | Class A, Pyxis Tax-Exempt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Tax-Exempt Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Tax-Exempt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	3.81%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Pyxis Tax-Exempt Fund | Barclays Capital 10-Year Municipal Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 10-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1993
Pyxis Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return (total return includes both income and capital appreciation).
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	pf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from the Fund’s sub-adviser, GE Asset Management Incorporated (“GEAM”), to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GEAM, the Fund’s sub-adviser. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

• strong earnings growth

• favorable valuation

• a presence in successful industries

• high quality management focused on generating shareholder value

• large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for capital appreciation

• reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries, and exchange traded funds (ETFs) to gain exposure to securities including those of U.S. issuers that are principally engaged in or related to the real estate industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from the Fund’s sub-adviser, GE Asset Management Incorporated (“GEAM”), to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that Pyxis may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

REIT-Specific Risk includes the risk that an investment in the stocks of real estate investment trusts (“REITs”) will decline because of adverse developments affecting the real estate industry and real property values. An investment in a REIT also may be adversely affected or lost if the REIT fails to qualify as a REIT for tax purposes.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 12.15% for the quarter ended June 30, 2003 and the lowest calendar quarter total return was -16.91% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -3.45%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Pyxis Total Return Fund | Class A, Pyxis Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,341
10 Years	rr_ExpenseExampleYear10	2,252
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.69%)
2003	rr_AnnualReturn2003	20.62%
2004	rr_AnnualReturn2004	7.98%
2005	rr_AnnualReturn2005	3.56%
2006	rr_AnnualReturn2006	13.89%
2007	rr_AnnualReturn2007	11.56%
2008	rr_AnnualReturn2008	(30.64%)
2009	rr_AnnualReturn2009	21.14%
2010	rr_AnnualReturn2010	9.60%
2011	rr_AnnualReturn2011	(3.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.45%)
Pyxis Total Return Fund | Class B, Pyxis Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	627
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,200
10 Years	rr_ExpenseExampleYear10	2,213
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,213
Pyxis Total Return Fund | Class C, Pyxis Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	327
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,200
10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,575
Pyxis Total Return Fund | Class R, Pyxis Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
Pyxis Total Return Fund | Class Y, Pyxis Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Pyxis Total Return Fund | Return Before Taxes | Class A, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.99%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
10 Years	rr_AverageAnnualReturnYear10	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Total Return Fund | Return Before Taxes | Class B, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993
Pyxis Total Return Fund | Return Before Taxes | Class C, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Pyxis Total Return Fund | Return Before Taxes | Class R, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.63%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Total Return Fund | Return Before Taxes | Class Y, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 1993
Pyxis Total Return Fund | Return After Taxes on Distributions | Class A, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.09%)
10 Years	rr_AverageAnnualReturnYear10	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Total Return Fund | Return After Taxes on Distributions and Redemptions | Class A, Pyxis Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 1993
Pyxis Total Return Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1993
Pyxis Total Return Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1993
Pyxis Money Market Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyxis Money Market Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund	pf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

Portfolio Turnover	pf891079_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar-denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 97% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar-denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.
Performance	pf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Retail Class Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Retail Class Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pyxisais.com/Funds---Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Retail Class shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Retail Class Shares of the Fund was 1.28% for the quarter ended December 31, 2006 and the lowest calendar quarter total return was 0.00% for the quarter ended September 30, 2011. The Fund’s 7-day yield and 7-day effective yield as of December 31, 2011 was 0.00% and 0.00%, respectively.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Pyxis Money Market Fund II | Retail Class, Pyxis Money Market Fund II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Retail Class
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Class
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.39%
2003	rr_AnnualReturn2003	0.89%
2004	rr_AnnualReturn2004	1.06%
2005	rr_AnnualReturn2005	2.89%
2006	rr_AnnualReturn2006	4.76%
2007	rr_AnnualReturn2007	4.94%
2008	rr_AnnualReturn2008	2.31%
2009	rr_AnnualReturn2009	0.26%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield and 7-day effective yield as of December 31, 2011
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Class
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 1993
Pyxis Money Market Fund II | Institutional Class, Pyxis Money Market Fund II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Pyxis Money Market Fund II | 90 Day T-Bill
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	90 Day T-Bill
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1993

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.
[3]	The BofA Merrill Lynch US Dollar LIBOR Month Constant Maturity Index tracks the interest rate offered by a specific group of London banks for U.S. dollar deposits with a three-month maturity.
[4]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[5]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.